                                SEIX FUNDS, INC.

                              Seix Core Bond Fund
                          Seix Intermediate Bond Fund
                              Seix High Yield Fund
                           Seix Limited Duration Fund

                                 ANNUAL REPORT
                                OCTOBER 31, 2002

SEIX FUNDS, INC.
PRESIDENT'S LETTER
--------------------------------------------------------------------------------

                                                                December 6, 2002

Dear Shareholder:

We are pleased to provide you with information about the Seix Funds for the fiscal year ended October 31, 2002.

We greatly appreciate your participation in the Fund. We welcome the opportunity to discuss the objectives and results of the Fund. Please do not hesitate to contact us with any questions or comments you may have regarding this report.

Sincerely,

/s/ Chistina Seix                                                /s/ John Talty
      Christina Seix, Chairman                                            John Talty, President

SEIX FUNDS, INC.

TABLE OF CONTENTS

Cumulative Performance............................   1

Market Review.....................................   4

Portfolio of Investments
    Seix Core Bond Fund...........................   5
    Seix Intermediate Bond Fund...................  11
    Seix High Yield Fund..........................  16
    Seix Limited Duration Fund....................  22

Statements of Assets and Liabilities..............  23

Statements of Operations..........................  24

Statements of Changes in Net Assets...............  27

Financial Highlights..............................  28

Notes to Financial Statements.....................  33

Independent Auditors' Report......................  40

Other Information.................................  41

SEIX FUNDS, INC.
Seix Core Bond Fund
CUMULATIVE PERFORMANCE
OCTOBER 31, 2002
--------------------------------------------------------------------------------
         COMPARISON OF CHANGE IN VALUE OF $1,000,000 INVESTMENT IN SEIX
        CORE BOND FUND INCOME FUND AND THE LEHMAN AGGREGATE BOND INDEX*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
CLASS I

            SEIX CORE BOND FUND CLASS I  LEHMAN AGGREGATE BOND INDEX
12/30/1997                   $1,000,000                   $1,000,000
1/31/1998                    $1,016,000                   $1,015,230
2/28/1998                    $1,013,491                   $1,014,420
3/31/1998                    $1,018,025                   $1,017,870
4/30/1998                    $1,022,579                   $1,023,160
5/31/1998                    $1,032,744                   $1,032,880
6/30/1998                    $1,040,908                   $1,041,660
7/31/1998                    $1,042,957                   $1,043,850
8/31/1998                    $1,056,239                   $1,060,860
9/30/1998                    $1,074,015                   $1,085,680
10/31/1998                   $1,068,723                   $1,079,930
11/30/1998                   $1,075,389                   $1,086,090
12/31/1998                   $1,080,306                   $1,089,350
1/31/1999                    $1,088,493                   $1,097,080
2/28/1999                    $1,070,564                   $1,077,880
3/31/1999                    $1,079,244                   $1,083,810
4/30/1999                    $1,081,754                   $1,087,280
5/31/1999                    $1,069,661                   $1,077,710
6/30/1999                    $1,066,739                   $1,074,260
7/31/1999                    $1,063,661                   $1,069,750
8/31/1999                    $1,060,345                   $1,069,220
9/30/1999                    $1,072,935                   $1,081,620
10/31/1999                   $1,077,229                   $1,085,620
11/30/1999                   $1,078,031                   $1,085,510
12/31/1999                   $1,074,571                   $1,080,300
1/31/2000                    $1,068,527                   $1,076,740
2/29/2000                    $1,137,698                   $1,089,770
3/31/2000                    $1,089,914                   $1,104,150
4/30/2000                    $1,086,148                   $1,100,950
5/31/2000                    $1,084,411                   $1,100,400
6/30/2000                    $1,107,626                   $1,123,290
7/31/2000                    $1,118,284                   $1,133,510
8/31/2000                    $1,135,186                   $1,149,940
9/30/2000                    $1,142,374                   $1,157,190
10/31/2000                   $1,148,630                   $1,164,830
11/30/2000                   $1,166,513                   $1,183,930
12/30/2000                   $1,186,353                   $1,205,950
1/31/2001                    $1,204,256                   $1,225,610
2/28/2001                    $1,215,200                   $1,236,270
3/31/2001                    $1,221,969                   $1,242,450
4/30/2001                    $1,218,132                   $1,237,230
5/31/2001                    $1,225,880                   $1,244,660
6/30/2001                    $1,231,523                   $1,249,390
7/31/2001                    $1,261,437                   $1,277,370
8/31/2001                    $1,275,185                   $1,292,060
9/30/2001                    $1,283,841                   $1,307,050
10/31/2001                   $1,307,343                   $1,334,370
11/30/2001                   $1,281,994                   $1,315,956
12/31/2001                   $1,267,430                   $1,307,536
1/31/2002                    $1,276,751                   $1,318,117
2/28/2002                    $1,288,269                   $1,330,914
3/31/2002                    $1,265,377                   $1,308,817
4/30/2002                    $1,289,432                   $1,334,210
5/31/2002                    $1,300,702                   $1,345,552
6/30/2002                    $1,303,107                   $1,357,254
7/31/2002                    $1,306,127                   $1,373,681
8/31/2002                    $1,323,698                   $1,396,885
9/30/2002                    $1,334,902                   $1,419,383
10/31/2002                   $1,324,012                   $1,412,844

Past performance is not indicative of future performance

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
CLASS P

            SEIX CORE BOND FUND CLASS P  LEHMAN AGGREGATE BOND INDEX
1/25/2002                    $1,000,000                   $1,000,000
1/31/2002                    $1,002,240                   $1,008,720
2/28/2002                    $1,012,010                   $1,009,700
3/31/2002                      $993,720                     $992,940
4/30/2002                    $1,011,840                   $1,012,200
5/31/2002                    $1,019,760                   $1,020,810
6/30/2002                    $1,021,340                   $1,029,690
7/31/2002                    $1,023,170                   $1,042,150
8/31/2002                    $1,037,140                   $1,059,760
9/30/2002                    $1,045,930                   $1,076,825
10/31/2002                   $1,036,910                   $1,071,870

Past performance is not indicative of future performance
                             INVESTMENT PERFORMANCE
                    (FOR THE PERIODS ENDED OCTOBER 31, 2002)

                                          AVERAGE ANNUAL TOTAL RETURN
                                           One Year   Since Inception
SEIX CORE BOND FUND CLASS I (a)               1.38%             5.97%
Lehman Aggregate Bond Index                   5.88%             7.40%
SEIX CORE BOND FUND CLASS P (a)                 N/A             4.84%
Lehman Aggregate Bond Index                     N/A             9.47%

 * The Lehman Aggregate Bond Index is an unmanaged, market value-weighted measure of U.S. Treasury and agency securities, corporate bond issues, mortgage-backed securities, asset backed securities and corporate mortgage-backed securities. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses.
 (a) Reflects waiver of fees and reimbursement of expenses by the investment adviser and administrator. Absent such waiver and reimbursement, the Fund's total return would have been lower.

SEIX FUNDS, INC.
Seix Intermediate Bond Fund
CUMULATIVE PERFORMANCE
OCTOBER 31, 2002
--------------------------------------------------------------------------------
  COMPARISON OF CHANGE IN VALUE OF $1,000,000 INVESTMENT IN SEIX INTERMEDIATE
       BOND FUND AND THE LEHMAN INTERMEDIATE GOVERNMENT/CORPORATE INDEX*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

            SEIX INTERMEDIATE BOND FUND  LEHMAN INTERMEDIATE GOVERNMENT/CORPORATE INDEX
6/30/1999                    $1,000,000                                      $1,000,000
7/31/1999                      $998,480                                        $999,100
8/31/1999                    $1,000,247                                        $999,900
9/30/1999                    $1,009,432                                      $1,009,200
10/31/1999                   $1,011,340                                      $1,011,820
11/30/1999                   $1,014,276                                      $1,013,040
12/31/1999                   $1,012,412                                      $1,009,700
1/31/2000                    $1,009,700                                      $1,005,960
2/29/2000                    $1,018,969                                      $1,014,210
3/31/2000                    $1,032,270                                      $1,024,760
4/30/2000                    $1,028,575                                      $1,022,400
5/31/2000                    $1,028,754                                      $1,024,030
6/30/2000                    $1,045,677                                      $1,042,060
7/31/2000                    $1,053,390                                      $1,049,980
8/31/2000                    $1,067,859                                      $1,062,370
9/30/2000                    $1,077,430                                      $1,072,030
10/31/2000                   $1,082,904                                      $1,076,970
11/30/2000                   $1,097,321                                      $1,091,610
12/30/2000                   $1,115,540                                      $1,111,700
1/31/2001                    $1,133,069                                      $1,129,930
2/28/2001                    $1,142,876                                      $1,140,660
3/31/2001                    $1,150,998                                      $1,149,450
4/30/2001                    $1,148,377                                      $1,146,460
5/31/2001                    $1,154,057                                      $1,152,880
6/30/2001                    $1,157,457                                      $1,157,150
7/31/2001                    $1,182,098                                      $1,181,210
8/31/2001                    $1,193,193                                      $1,193,330
9/30/2001                    $1,207,600                                      $1,210,440
10/31/2001                   $1,222,320                                      $1,242,640
11/30/2001                   $1,202,054                                      $1,218,230
12/31/2001                   $1,193,926                                      $1,211,530
1/31/2002                    $1,198,876                                      $1,217,830
2/28/2002                    $1,208,263                                      $1,227,450
3/31/2002                    $1,189,562                                      $1,208,800
4/30/2002                    $1,209,205                                      $1,228,740
5/31/2002                    $1,217,969                                      $1,241,030
6/30/2002                    $1,223,396                                      $1,251,700
7/31/2002                    $1,231,353                                      $1,266,470
8/31/2002                    $1,243,698                                      $1,285,340
9/30/2002                    $1,259,527                                      $1,308,350
10/31/2002                   $1,252,548                                      $1,303,250

Past performance is not indicative of future performance
                             INVESTMENT PERFORMANCE
                    (FOR THE PERIODS ENDED OCTOBER 31, 2002)

                                          AVERAGE ANNUAL TOTAL RETURN
                                          One Year   Since Inception
SEIX INTERMEDIATE BOND FUND (a)               2.47%             6.97%
Lehman Intermediate Government/Corporate
  Index                                       5.91%             8.25%

 * The Lehman Intermediate Government/Corporate Index is an unmanaged, market value-weighted measure of U.S. Treasury and agency securities, corporate bond issues and mortgage-backed securities, having maturities of 10 years or less. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses.
 (a) Reflects waiver of fees and reimbursement of expenses by the investment adviser and administrator. Absent such waiver and reimbursement, the Fund's total return would have been lower.

SEIX FUNDS, INC.
Seix High Yield Fund
CUMULATIVE PERFORMANCE
OCTOBER 31, 2002
--------------------------------------------------------------------------------
           COMPARISON OF CHANGE IN VALUE OF $1,000,000 INVESTMENT IN
          SEIX HIGH YIELD FUND AND THE MERRILL LYNCH HIGH YIELD INDEX*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
CLASS I

            SEIX HIGH YIELD BOND FUND CLASS I  MERRILL LYNCH HIGH YIELD INDEX
12/29/2000                         $1,000,000                      $1,000,000
1/31/2001                          $1,054,460                      $1,059,600
2/28/2001                          $1,057,252                      $1,076,340
3/31/2001                          $1,057,816                      $1,062,130
4/30/2001                          $1,061,359                      $1,050,560
5/31/2001                          $1,073,343                      $1,063,100
6/30/2001                          $1,069,895                      $1,041,200
7/31/2001                          $1,086,684                      $1,057,340
8/31/2001                          $1,097,885                      $1,067,600
9/30/2001                          $1,070,982                        $999,060
10/31/2001                         $1,101,403                      $1,028,530
11/30/2001                         $1,120,210                      $1,061,950
12/31/2001                         $1,113,300                      $1,054,420
1/31/2002                          $1,119,930                      $1,060,320
2/28/2002                          $1,124,340                      $1,050,140
3/31/2002                          $1,130,510                      $1,082,850
4/30/2002                          $1,143,960                      $1,100,060
5/31/2002                          $1,147,550                      $1,094,120
6/30/2002                          $1,133,660                      $1,016,330
7/31/2002                          $1,128,870                        $975,880
8/31/2002                          $1,134,480                      $1,000,280
9/30/2002                          $1,140,920                        $984,270
10/31/2002                         $1,147,740                        $976,010

Past performance is not indicative of future performance

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
CLASS P

          SEIX HIGH YIELD BOND FUND CLASS P  MERRILL LYNCH HIGH YIELD INDEX
12/29/01                         $1,000,000                      $1,000,000
1/31/02                          $1,010,570                      $1,005,600
2/28/02                          $1,014,520                        $995,950
3/31/02                          $1,019,990                      $1,019,650
4/30/02                          $1,031,160                      $1,035,860
5/31/02                          $1,033,870                      $1,030,270
6/30/02                          $1,021,030                        $957,020
7/31/02                          $1,016,590                        $918,930
8/31/02                          $1,021,910                        $941,900
9/30/02                          $1,026,800                        $926,830
10/31/02                         $1,032,870                        $919,040

Past performance is not indicative of future performance
                             INVESTMENT PERFORMANCE
                    (FOR THE PERIODS ENDED OCTOBER 31, 2002)

                                          AVERAGE ANNUAL TOTAL RETURN
                                          One Year   Since Inception
SEIX HIGH YIELD FUND CLASS I (a)              4.21%             7.77%
Merrill Lynch High Yield Index              (5.78)%           (1.31)%
SEIX HIGH YIELD FUND CLASS P (a)                N/A             3.82%
Merrill Lynch High Yield Index                  N/A           (9.32)%

 * The Merrill Lynch High Yield Index is an unmanaged, market value-weighted measure of U.S. corporate bond issues, having maturities of at least one year. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses.
 (a) Reflects waiver of fees and reimbursement of expenses by the investment adviser and administrator. Absent such waiver and reimbursement, the Fund's total return would have been lower.

SEIX FUNDS, INC.
OCTOBER 31, 2002
--------------------------------------------------------------------------------
MARKET REVIEW:

US ECONOMY AND MARKETS: The fourteen months following September 11th, 2001 were a very difficult period for the US capital markets. After the attacks last year, economists predicted that the US would fall back into recession and prices in the Airline and Insurance sectors dropped significantly. With the Enron bankruptcy in December, Utilities and Energy companies came under scrutiny and bonds issued by Dynegy, Williams and Duke, for example, fell 20 to 80 points. Early in 2002, a lack of confidence in the accounting practices of certain large borrowers caused the securities of all non-government issuers to lag Treasuries. Issuers such as Tyco, Qwest, Sprint and WorldCom suffered the worst. Revelations about dishonesty at both WorldCom and Adelphia led to two of the largest bankruptcies in US history in June/July. This cycle of damaging news, followed by large drops in valuations, finally resulting in bankruptcy was only turned around in August. Confidence started to be restored when the first group of corporate CEOs and CFOs were required by the Sarbanes-Oxley Act to sign affidavits attesting to the accuracy of their companies' financial reports.

We believe that the worst of the corporate scandals are behind us and that economic fundamentals will become more important to valuations. It's our view that the US economy is on solid footing. Employment is the key driver of our economy. The consumer accounts for 2/3 of GDP and what fuels consumer spending is Employment and Personal Income. While the recovery has clearly taken a pause from the 5% GDP growth in the first quarter of this year, it is important to review the following data:

            - Autos sales are on pace for another strong 16-17 million unit year;
            - Business spending on capital equipment has turned positive for the first time since 2000;
            -  Personal income is up 3.7% year-to-date;
            - GDP has risen an average of 3.25% over the past 4 quarters, since the end of the last recession.

JAPAN SCENARIO: Increasingly we have heard the view that since lower interest rates have not sparked a robust recovery, the US might be heading for a "Japan Scenario". We believe the US is fundamentally different from Japan. It is disappointing that the American system allows a mismanaged company to file Chapter XI, reorganize and open its doors shortly thereafter. Clearly US stockholders and bond holders end up bearing the losses. Yet the big difference between the US and Japan is that Japan is a closed and protected economy. It is the Japanese banking system that tends to be the major stockholder of Japanese corporations. As a result, Japan's corporations are carefully protected from failing. In addition, the Japanese public has a strong savings bias, whereas Americans have an insatiable propensity to spend.

Our capital markets focus on corporate productivity/profitability. If a corporation is forced to file Chapter XI, existing management is generally removed and there is a wipe out of stockholders, lenders, vendors and employees. Operations are downsized, the business is reorganized, etc. and the company emerges to be a productive factor in the US economy. Our capital markets force the event to happen. Our capital markets police Corporate America. As a result of the recent scandals, the policing has been significantly heightened. The US is very different from Japan.

During post war history, at the darkest point of each market cycle, the theme has surfaced that "business cycles are over" and/or "this time it's different". Seix firmly believes that we will continue to have business and market cycles. We are convinced that we are currently close to the bottom of this market cycle.

INVESTMENT STRATEGY: In 2002, we maintained our sell discipline that forces the sale of a security when the bond's price action significantly underperforms its industry peers. This worked well in protecting the Funds from the well-publicized "blow ups". However, both the Core and Intermediate Funds lagged their respective benchmarks because of underweightings in the government sectors during an extraordinarily strong Treasury rally. In contrast, the High Yield Fund significantly outperformed its benchmark as a result of our avoidance of the worst performing industries (Telecom, Utilities, Cable, etc.) as well as our decision either to sell or not to own the most distressed credits (WorldCom, Adelphia, Calpine, etc.).

Going forward, we will maintain an intermediate term investment horizon and continue to focus on value. We will keep the Funds well diversified and adhere to our strict sell disciplines. We believe that the five year bull market in Treasuries is substantially behind us and that all non-government sectors - Corporates (both Investment Grade and High Yield), Mortgage Backeds and Asset Backeds - will do well as the economic recovery gains momentum.

SEIX FUNDS, INC.

Seix Core Bond Fund
PORTFOLIO OF INVESTMENTS
                                COUPON
OCTOBER 31, 2002                 RATE     MATURITY    PAR/FACE      VALUE (A)

-------------------------------------------------------------------------------

    U.S. GOVERNMENT & AGENCY
     OBLIGATIONS: 49.9%
    U.S. TREASURY OBLIGATIONS: 5.2%
    U.S. Treasury Bond           5.375%  02/15/2031  $ 2,345,000  $  2,475,166
    U.S. Treasury Note           4.375%  08/15/2012    1,680,000     1,744,050
                                                                  ------------
                                                                     4,219,216
                                                                  ------------
    U.S. GOVERNMENT AGENCY OBLIGATIONS
     AND PASS-THROUGH CERTIFICATES:
     30.2%
    FHLMC                        4.105%  10/27/2031      270,000       272,723
    FHLMC                        8.500%  03/01/2020        5,980         6,391
    FNMA (TBA)                   6.000%  06/01/2014    3,120,000     3,242,850
    FNMA (TBA)                   6.500%  12/01/2016    3,145,000     3,296,353
    FNMA (TBA)                   7.000%  11/01/2028   12,640,000    13,204,856
    GNMA (TBA)                   6.500%  11/01/2028      775,000       806,969
    GNMA (TBA)                   7.000%  06/01/2027    2,185,000     2,294,250
    GNMA (TBA)                   7.500%  11/01/2031    1,200,000     1,275,374
                                                                  ------------
                                                                    24,399,766
                                                                  ------------
    U.S. GOVERNMENT AGENCY
     COLLATERALIZED MORTGAGE
     OBLIGATIONS: 14.5%
    FNMA - Pool # 254379         7.000%  07/01/2032    1,912,355     1,997,814
    FNMA - Pool # 303076         6.500%  09/01/2024      280,722       291,015
    FNMA - Pool # 313877         6.500%  12/01/2027      138,617       143,969
    FNMA - Pool # 415783         6.500%  05/01/2028       42,762        44,373
    FNMA - Pool # 415796         6.500%  05/01/2028       11,591        12,027
    FNMA - Pool # 415956         6.500%  05/01/2028       11,879        12,327
    FNMA - Pool # 433330         6.500%  08/01/2028       22,313        23,154
    FNMA - Pool # 451121         6.500%  11/01/2028      153,111       158,877
    FNMA - Pool # 535285         6.500%  02/01/2030       84,957        88,156
    FNMA - Pool # 535899         6.000%  04/01/2031      438,314       451,199
    FNMA - Pool # 540913         7.000%  06/01/2031       65,314        68,505
    FNMA - Pool # 543302         6.500%  05/01/2029       41,127        42,635
    FNMA - Pool # 545195         7.000%  09/01/2031    4,297,220     4,489,254
    FNMA - Pool # 545556         7.000%  04/01/2032    1,402,225     1,464,888
    FNMA - Pool # 545813         7.000%  07/01/2032    1,378,392     1,439,989
    FNMA, Ser. 2000-41, Class
      MA                         7.350%  04/25/2029       25,630        25,767
    GNMA - Pool # 485909         7.500%  04/15/2031       39,933        42,459
    GNMA - Pool # 506673         7.500%  04/15/2029       27,859        29,621
    GNMA - Pool # 536081         7.500%  01/15/2031      207,649       220,785
    GNMA - Pool # 544535         7.500%  05/15/2031       46,415        49,352
    GNMA - Pool # 550497         7.500%  05/15/2031      163,179       173,501
    GNMA - Pool # 571206         7.500%  09/15/2031      317,358       337,434
    GNMA - Pool # 574848         7.500%  11/15/2031      104,862       111,495
                                                                  ------------
                                                                    11,718,596
                                                                  ------------

     TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (COST -
     $40,123,866)                                                   40,337,578
                                                                  ------------

    CORPORATE OBLIGATIONS: 35.2%
    AEROSPACE & DEFENSE: 0.7%
    Lockheed Martin Corp.        8.500%  12/01/2029      200,000       257,744
    Northrop Grumman Corp.       7.750%  02/15/2031      280,000       315,090
                                                                  ------------
                                                                       572,834
                                                                  ------------
    AIRLINES: 0.2%
    Continental Airlines, Inc.   6.545%  02/02/2019       71,747        57,072
    Southwest Airlines Co.       6.500%  03/01/2012      110,000       111,058
                                                                  ------------
                                                                       168,130
                                                                  ------------
    AUTOMOTIVE: 2.0%
    Daimler Chrysler North
      America Holdings Corp.     7.300%  01/15/2012      200,000       216,528
    Daimler Chrysler North
      America Holdings Corp.     8.500%  01/18/2031      930,000     1,052,685
    Ford Motor Credit Co.        6.875%  02/01/2006      390,000       359,560
                                                                  ------------
                                                                     1,628,773
                                                                  ------------

SEIX FUNDS, INC.

-------------------------------------------------------------------------------------
Seix Core Bond Fund
PORTFOLIO OF INVESTMENTS (CONTINUED)
                                      COUPON
OCTOBER 31, 2002                       RATE     MATURITY    PAR/FACE      VALUE (A)

    BANKING: 2.6%
    Bank of America Corp.              7.400%  01/15/2011  $   295,000  $    343,947
    Bank One Corp.                     7.625%  08/01/2005      175,000       196,702
    First Union Capital I              8.040%  12/01/2026       80,000        84,728
    First Union Corp.                  7.550%  08/18/2005      210,000       235,935
    Golden West Financial Corp.        4.125%  08/15/2007      185,000       188,897
    J.P. Morgan Chase & Co.            6.625%  03/15/2012      175,000       187,539
    KeyCorp                            4.625%  05/16/2005      140,000       145,288
    Royal Bank of Scotland - Yankee
      (FRN)                            7.648%  08/31/2049      210,000       229,396
    SE Banken - Yankee (144A)          6.500%  12/29/2049      295,000       301,303
    Societe Generale Real Estate,
      Ser. A - Preferred - (Yankee)
      (FRN) (144A)                     7.640%  12/29/2049      160,000       173,234
                                                                        ------------
                                                                           2,086,969
                                                                        ------------
    BEVERAGES, FOOD & TOBACCO: 0.7%
    Coca-Cola Co.                      4.000%  06/01/2005      200,000       207,893
    Coors Brewing Co.                  6.375%  05/15/2012      205,000       226,810
    Kellogg Co.                        6.625%  01/29/2004      135,000       141,309
                                                                        ------------
                                                                             576,012
                                                                        ------------
    BUILDING MATERIALS: 0.5%
    CRH America, Inc.                  6.950%  03/15/2012      350,000       386,445
                                                                        ------------
    CHEMICALS: 0.8%
    Chevron Phillips Chemical Co.
      LLC                              5.375%  06/15/2007       70,000        73,263
    Eastman Chemical Co.               7.000%  04/15/2012      420,000       459,112
    Rohm & Hass Co.                    7.850%  07/15/2029       95,000       114,319
                                                                        ------------
                                                                             646,694
                                                                        ------------
    COMMERCIAL SERVICES: 0.6%
    Hertz Corp. (The)                  7.625%  06/01/2012      145,000       122,814
    International Lease Finance
      Corp.                            5.625%  06/01/2007      110,000       110,522
    Waste Management, Inc.             6.500%  11/15/2008      225,000       229,594
                                                                        ------------
                                                                             462,930
                                                                        ------------
    COMMUNICATIONS: 0.3%
    News America Holdings, Inc.        9.250%  02/01/2013      240,000       271,253
                                                                        ------------
    COMPUTER SOFTWARE & PROCESSING: 0.1%
    NCR Corp. (144A)                   7.125%  06/15/2009       80,000        85,504
                                                                        ------------
    COSMETICS & PERSONAL CARE: 0.4%
    Dial Corp.                         7.000%  08/15/2006      195,000       212,639
    Gillette Co. (The) (144A)          3.750%  12/01/2004      110,000       113,616
                                                                        ------------
                                                                             326,255
                                                                        ------------
    ELECTRIC UTILITIES: 2.7%
    Amerenenergy Generating Co.        7.950%  06/01/2032      100,000       107,189
    Appalachian Power Co.              4.800%  06/15/2005      100,000        97,300
    Carolina Power & Light, Inc.       6.500%  07/15/2012       85,000        88,673
    Cincinnati Gas & Electric Co.      5.700%  09/15/2012       90,000        89,276
    Exelon Generation Co. LLC          6.950%  06/15/2011       60,000        62,346
    Florida Power & Light Co.          6.875%  12/01/2005       70,000        76,209
    MidAmerican Energy Holdings Co.    7.520%  09/15/2008       50,000        54,814
    Oncor Electric Delivery Co.
      (144A)                           6.375%  05/01/2012      140,000       142,439
    Oncor Electric Delivery Co.
      (144A)                           7.000%  05/01/2032      540,000       516,091
    Powergen US Funding LLC            4.500%  10/15/2004      240,000       246,106
    Progress Energy, Inc.              7.750%  03/01/2031      220,000       216,128
    PSE&G Power LLC                    7.750%  04/15/2011      170,000       153,000
    PSE&G Power LLC                    8.625%  04/15/2031      180,000       151,200
    Schlumberger Technology Corp.
      (144A)                           6.500%  04/15/2012      190,000       209,584
                                                                        ------------
                                                                           2,210,355
                                                                        ------------

SEIX FUNDS, INC.

-------------------------------------------------------------------------------------
Seix Core Bond Fund
PORTFOLIO OF INVESTMENTS (CONTINUED)
                                      COUPON
OCTOBER 31, 2002                      RATE     MATURITY    PAR/FACE     VALUE (A)

    ENTERTAINMENT & LEISURE: 0.7%
    ABC Family Worldwide, Inc.(1)      0.000%  11/01/2007  $   203,596  $    214,030
    Harrah's Operating Co., Inc.       7.125%  06/01/2007       60,000        65,535
    Harrah's Operating Co., Inc.       7.500%  01/15/2009      115,000       126,428
    Walt Disney Co. (The)              5.375%  06/01/2007      125,000       130,520
                                                                        ------------
                                                                             536,513
                                                                        ------------
    FINANCIAL SERVICES: 10.7%
    Abbey National Capital Trust I
      (FRN)                            8.963%  12/29/2049      110,000       131,065
    Ace Capital Trust II               9.700%  04/01/2030       80,000        90,834
    BNP US Funding, LLC (144A)         7.738%  12/31/2049      330,000       371,191
    CIT Group, Inc.                    5.750%  09/25/2007      110,000       107,233
    CIT Group, Inc.                    7.375%  04/02/2007       60,000        61,981
    CIT Group, Inc.                    7.750%  04/02/2012      170,000       173,782
    Citigroup, Inc.                    5.625%  08/27/2012      180,000       185,182
    Countrywide Credit Industries,
      Inc.                             8.050%  06/15/2027      230,000       237,374
    Countrywide Home Loan              5.250%  06/15/2004      205,000       211,298
    Credit Suisse First Boston USA,
      Inc.                             6.500%  01/15/2012      240,000       250,426
    Credit Suisse First Boston USA,
      Inc.                             7.125%  07/15/2032      240,000       243,095
    ERAC USA Finance Co. (144A)        7.350%  06/15/2008      245,000       266,939
    Ford Motor Credit Co.              7.250%  10/25/2011      390,000       340,777
    Ford Motor Credit Co.              7.450%  07/16/2031    1,390,000     1,061,977
    General Motors Acceptance Corp.    8.000%  11/01/2031    2,175,000     1,942,003
    Goldman Sachs Group, Inc. (The)    6.600%  01/15/2012      125,000       135,856
    Household Finance Corp.            6.375%  10/15/2011      140,000       120,269
    Household Finance Corp.            7.625%  05/17/2032      260,000       216,800
    MBNA Corp.                         7.500%  03/15/2012      385,000       391,708
    Monumental Global Funding (144A)   5.200%  01/30/2007      215,000       224,333
    Morgan Stanley                     7.250%  04/01/2032      395,000       426,476
    Natexis AMBS Co. LLC (144A)        8.440%  12/29/2049      280,000       322,241
    SLM Corp.                          1.971%  09/15/2005      750,000       749,704
    Washington Mutual, Inc.            7.500%  08/15/2006      300,000       335,783
    Wells Fargo & Co.                  4.800%  07/29/2005       60,000        63,061
                                                                        ------------
                                                                           8,661,388
                                                                        ------------
    FOOD RETAILERS: 0.3%
    Ahold Finance U.S.A, Inc.          6.875%  05/01/2029      275,000       242,526
                                                                        ------------
    FOREST PRODUCTS & PAPER: 1.7%
    Domtar, Inc.                       7.875%  10/15/2011      235,000       264,972
    International Paper Co.            6.750%  09/01/2011      520,000       569,467
    Sappi Pappier Holding AG (144A)    6.750%  06/15/2012      100,000       107,511
    Weyerhaeuser Co.                   6.750%  03/15/2012      425,000       445,445
                                                                        ------------
                                                                           1,387,395
                                                                        ------------
    HEALTH CARE PROVIDERS: 0.7%
    HCA-The Healthcare Co.             7.875%  02/01/2011      170,000       182,352
    Tenet Healthcare Corp.             5.000%  07/01/2007      220,000       226,609
    Wellpoint Health Network           6.375%  06/15/2006      135,000       145,189
                                                                        ------------
                                                                             554,150
                                                                        ------------
    HOME CONSTRUCTION, FURNISHINGS &
     APPLIANCES: 0.2%
    Masco Corp.                        5.875%  07/15/2012      125,000       129,325
                                                                        ------------
    INSURANCE: 1.2%
    AIG SunAmerica Global Financing
      IX (144A)                        5.100%  01/17/2007       80,000        83,955
    Anthem Insurance Companies, Inc.
      (144A)                           9.000%  04/01/2027      335,000       382,365
    Anthem Insurance Companies, Inc.
      (144A)                           9.125%  04/01/2010      115,000       137,070
    Humana, Inc.                       7.250%  08/01/2006       60,000        63,725
    Marsh & McLennan Cos., Inc.        5.375%  03/15/2007      170,000       182,255
    MetLife, Inc.                      5.250%  12/01/2006      125,000       131,117
                                                                        ------------
                                                                             980,487
                                                                        ------------

SEIX FUNDS, INC.

-------------------------------------------------------------------------------------
Seix Core Bond Fund
PORTFOLIO OF INVESTMENTS (CONTINUED)
                                      COUPON
OCTOBER 31, 2002                      RATE     MATURITY    PAR/FACE     VALUE (A)

    MEDIA - BROADCASTING & PUBLISHING: 1.7%
    Clear Channel Communications,
      Inc.                             6.000%  11/01/2006  $   140,000  $    144,073
    Clear Channel Communications,
      Inc.                             7.650%  09/15/2010      285,000       309,416
    Comcast Cable Communications       6.750%  01/30/2011      200,000       190,852
    Comcast Cable Communications       7.125%  06/15/2013      240,000       229,221
    E.W. Scripps Co.                   5.750%  07/15/2012      100,000       105,618
    News America Holdings, Inc.        7.750%  12/01/2045      260,000       227,167
    Scholastic Corp.                   5.750%  01/15/2007       60,000        63,657
    Univision Communications, Inc.     7.850%  07/15/2011      130,000       138,304
                                                                        ------------
                                                                           1,408,308
                                                                        ------------
    MEDICAL SUPPLIES: 0.4%
    Apogent Technologies, Inc., Ser.
      B                                8.000%  04/01/2011       65,000        74,356
    Johnson & Johnson                  8.720%  11/01/2024      195,000       225,353
                                                                        ------------
                                                                             299,709
                                                                        ------------
    METALS: 0.3%
    Barrick Gold Finance, Inc.         7.500%  05/01/2007       75,000        85,623
    Inco Ltd.                          7.750%  05/15/2012      175,000       187,273
                                                                        ------------
                                                                             272,896
                                                                        ------------
    OIL & GAS: 3.2%
    BP Capital Markets PLC             4.000%  04/29/2005      250,000       259,675
    California Petroleum Transport
      Corp.                            8.520%  04/01/2015      200,000       228,556
    Devon Financing Corp. ULC          7.875%  09/30/2031      470,000       541,446
    Husky Energy, Inc.                 6.250%  06/15/2012       85,000        90,343
    Kinder Morgan Energy Partners LP   7.400%  03/15/2031      230,000       236,915
    Kinder Morgan Energy Partners LP   7.750%  03/15/2032      105,000       112,677
    KN Capital Trust III               7.630%  04/15/2028      215,000       191,469
    Motiva Enterprises LLC (144A)      5.200%  09/15/2012      200,000       198,376
    Nabors Industries, Inc.            6.800%  04/15/2004       90,000        94,945
    PennzEnergy Co.                   10.250%  11/01/2005       45,000        53,223
    Phillips Petroleum Co.             6.375%  03/30/2009       90,000        97,557
    Phillips Petroleum Co.             8.750%  05/25/2010      160,000       197,237
    SEACOR SMIT, Inc.                  5.875%  10/01/2012      100,000        98,891
    Transocean Sedco Forex, Inc.       9.500%  12/15/2008      155,000       191,926
                                                                        ------------
                                                                           2,593,236
                                                                        ------------
    REAL ESTATE: 0.3%
    EOP Operating LP                   7.750%  11/15/2007       95,000       107,717
    Simon Property Group LP            6.375%  11/15/2007       90,000        97,583
                                                                        ------------
                                                                             205,300
                                                                        ------------
    TELEPHONE SYSTEMS: 2.0%
    ALLTEL Corp.                       7.875%  07/01/2032      170,000       194,349
    AT&T Corp.                         8.000%  11/15/2031      475,000       453,625
    AT&T Wireless Services, Inc.       8.750%  03/01/2031      300,000       240,000
    France Telecom SA (Yankee)         8.500%  03/01/2031      160,000       180,704
    Sprint Capital Corp.               8.750%  03/15/2032      110,000        83,677
    Verizon New York, Inc.             7.375%  04/01/2032      480,000       498,890
                                                                        ------------
                                                                           1,651,245
                                                                        ------------
    TRANSPORTATION: 0.2%
    Union Pacific Corp.                7.600%  05/01/2005      105,000       116,982
                                                                        ------------

     TOTAL CORPORATE OBLIGATIONS (COST - $28,088,496)                     28,461,614
                                                                        ------------

PREFERRED STOCKS: 0.3%                                                         SHARES
                                                                              -----------
Centaur Funding Corp., Ser. B (144A) (Cost - $296,483)   %.080                     285        247,594
                                                                                           ------------

SEIX FUNDS, INC.

--------------------------------------------------------------------------------------------------------
Seix Core Bond Fund
PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                         COUPON
OCTOBER 31, 2002                                         RATE     MATURITY    PAR/FACE     VALUE (A)

    COLLATERALIZED MORTGAGE OBLIGATIONS: 3.6%
    Amortizing Residential Collateral Trust, Ser.
      2002 - BC3M, Class A                                2.080%  06/25/2032  $   735,424  $    733,356
    Amortizing Residential Collateral Trust, Ser.
      2002-BC1F, Class A                                  2.180%  01/25/2032      862,175       860,019
    Asset Securitization Corp., Ser. 1996-MD6, Class
      A1B                                                 6.880%  11/13/2029      570,000       597,685
    IMPAC CMB Trust, Ser. 2002-1, Class A1                2.170%  03/25/2032      255,267       254,946
    IMPAC CMB Trust, Ser. 2002-3, Class A1                2.084%  06/25/2032      433,361       432,296
    Washington Mutual, Ser. 2000-1, Class A1 (FRN)        6.403%  06/25/2024       12,055        12,057
                                                                                           ------------
     TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST - $2,874,735)                            2,890,359
                                                                                           ------------

    ASSET BACKED SECURITIES: 29.6%
    Aames Mortgage Trust, Ser. 1999-1, Class AF           7.290%  07/15/2029      125,653       135,616
    Aames Mortgage Trust, Ser. 1999-2, Class AF           7.589%  10/15/2029      187,107       203,700
    American Express Credit Account Master Trust, Ser.
      2002-4, Class A                                     1.880%  02/15/2008      800,000       799,386
    American Express Master Trust, Ser. 2000-2, Class A
      (FRN)                                               2.690%  09/17/2007      890,000       892,364
    American Express Master Trust, Ser. 2001-1, Class A   2.433%  10/15/2005      560,000       560,675
    American Express Master Trust, Ser. 2002-2, Class A   1.873%  05/15/2006      340,000       339,835
    Americredit Automobile Receivables Trust, Ser.
      2001-D, Class A3                                    2.726%  09/12/2006      370,000       371,049
    Americredit Automobile Receivables Trust, Ser.
      2002-A, Class A4                                    4.610%  01/12/2009      395,000       413,003
    Ameriquest Mortgage Securities, Inc., Ser. 2002-1,
      Class AV                                            2.210%  05/25/2032      685,925       685,337
    BA Master Credit Card Trust, Ser. 2001-A, Class A     2.020%  06/15/2008      760,000       760,290
    Banc One Heloc Trust, Ser. 1996-A, Class A (FRN)      6.821%  05/15/2021      121,527       121,455
    Capital Auto Receivables Asset Trust, Ser. 2002-1,
      Class A3                                            1.920%  07/15/2005      375,000       375,056
    Carco Auto Loan Master Trust, Ser. 2001-A, Class A    1.913%  11/15/2006      825,000       826,196
    Chase Credit Card Master Trust, Ser. 1997-1, Class
      A                                                   6.710%  10/15/2006      815,000       815,240
    Chase Credit Card Master Trust, Ser. 2002-2, Class
      A                                                   1.960%  07/16/2007    1,075,000     1,075,290
    Cityscape Home Equity Loan Trust, Ser. 1996-3,
      Class AB                                            7.650%  09/25/2025      225,000       232,803
    Contimortgage Home Equity Loan Trust, Ser. 1998-3,
      Class A9                                            5.819%  09/15/2028      251,042       250,184
    Continental Airlines, Inc., Ser. 1999-2, Class A-1    7.256%  03/15/2020       64,210        50,978
    Countrywide Home Equity Loan Trust, Ser. 2002-B,
      Class A1                                            2.129%  04/15/2028      733,830       732,798
    Countrywide Home Equity Loan Trust, Ser. 2002-D,
      Class A                                             2.020%  08/15/2028      580,807       579,717
    Delta Air Lines, Inc., Ser. 2001-1, Class A-2         7.111%  09/18/2011       30,000        27,279
    Delta Funding Home Equity Loan Trust, Ser. 1999-3,
      Class A1F                                           7.462%  09/15/2029       73,504        80,494
    Discover Card Master Trust I, Ser. 1999-5, Class A    2.705%  12/18/2006      790,000       791,052
    Discover Card Master Trust I, Ser. 2000-5, Class A    2.705%  11/15/2007      450,000       451,262
    EQCC Home Equity Loan Trust, Ser. 1999-3, Class A7F   7.448%  08/25/2030      173,767       188,913
    Falcon Franchise Loan LLC, Ser. 2000-1, Class A1
      (144A)                                              7.382%  05/05/2010      448,249       498,044
    First Chicago Master Trust II, Ser. 1996-S, Class A   2.650%  08/15/2004       55,000        55,004
    First USA Credit Card Master Trust, Ser. 1999-1,
      Class A                                             2.050%  10/19/2006      350,000       350,318
    First USA Credit Card Master Trust, Ser. 1999-3,
      Class A (FRN)                                       2.651%  01/19/2007      350,000       350,483
    First USA Credit Card Master Trust, Ser. 2001-3,
      Class A                                             2.040%  11/19/2008      870,000       871,208
    Fleet Credit Card Master Trust II, Ser. 2001-A,
      Class A                                             2.050%  08/15/2008      570,000       570,943
    FNMA Grantor Trust, Ser. 2002-T10, Class A1           1.943%  06/25/2032      555,843       551,153
    FNMA Grantor Trust, Ser. 2002-T13, Class A1           1.920%  08/25/2032      737,690       737,730
    Ford Credit Auto Owner Trust, Ser. 2000-A, Class
      A3B                                                 1.960%  01/15/2006      540,000       540,336
    Greenpoint Home Equity Loan Trust, Ser. 2001-1,
      Class A2                                            5.253%  04/15/2027      664,177       663,170
    MBNA Credit Card Master Note Trust, Ser. 2001-A4,
      Class A                                             2.030%  02/15/2007    1,425,000     1,427,448
    MBNA Master Credit Card Trust, Ser. 1995-A, Class A   4.860%  01/16/2007      335,000       336,391
    MBNA Master Credit Card Trust, Ser. 1998-F, Class A   3.250%  02/15/2008      610,000       610,262
    Mellon Bank Home Equity Loan Trust, Ser. 2001-1,
      Class A (FRN)                                       5.511%  03/20/2027      108,810       108,684
    Mellon Bank Home Equity Loan Trust, Ser. 2001-TBC1,
      Class A1 (FRN)                                      2.198%  11/15/2031       58,940        59,011
    Merrill Lynch Home Equity Loan, Ser. 1997-1, Class
      A (FRN)                                             5.994%  09/25/2027      467,916       463,940
    New Century Home Equity Loan Trust, Ser. 1999-NCB,
      Class A4                                            7.530%  09/25/2028       55,000        57,018
    New Century Home Equity Loan Trust, Ser. 1999-NCB,
      Class A7                                            7.540%  06/25/2029      155,958       163,568
    Option One Mortgage Loan Trust, Ser. 2000-A, Class
      A5 (FRN)                                            6.000%  08/20/2030      114,713       114,598
    Option One Mortgage Loan Trust, Ser. 2002-3, Class
      A1                                                  2.080%  08/25/2032      744,595       743,144
    Residential Asset Mortgage Products, Inc. Ser.
      2001-RS1, Class AI3                                 6.340%  06/25/2026      220,000       222,287
    Residential Asset Securities Corp., Ser. 2001-KS1,
      Class AII                                           5.290%  03/25/2032      131,113       130,812
    Residential Asset Securities Corp., Ser. 2001-KS4,
      Class A2                                            2.170%  05/25/2032      758,511       759,121
    SLM Student Loan Trust, Ser. 2002-4, Class A1         1.826%  03/15/2007      416,209       416,151
    Soundview Home Equity Loan Trust, Ser. 2001-1,
      Class A                                             6.265%  04/15/2031       91,746        97,820
    Systems 2001 Asset Trust, Ser. 2001, Class G (144A)   6.664%  09/15/2013      272,661       292,555
    UCFC Home Equity Loan, Ser. 1997-A1, Class A6         7.435%  11/15/2024      106,460       109,912
    UCFC Home Equity Loan, Ser. 1997-C, Class A7          6.845%  01/15/2029      221,023       234,345
    UCFC Home Equity Loan, Ser. 1997-D, Class A5          6.755%  11/15/2023      619,799       628,268
                                                                                           ------------
     TOTAL ASSET BACKED SECURITIES (COST - $23,815,439)                                      23,923,696
                                                                                           ------------

SEIX FUNDS, INC.

--------------------------------------------------------------------------------------------------------
Seix Core Bond Fund
PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                         COUPON
OCTOBER 31, 2002                                         RATE     MATURITY    PAR/FACE     VALUE (A)

    REPURCHASE AGREEMENTS: 9.9%
    Investors Bank & Trust Company Repurchase
      Agreement, in the amount of $8,058,532: Issued
      10/31/2002 (collateralized by $8,412,554 par of
      FHLMC, 3.090% due 12/15/2008 with a market value
      of $8,461,459) (Cost - $8,058,532)                  0.940%  11/01/2002  $ 8,058,532  $  8,058,532
                                                                                           ------------

    SHORT-TERM INVESTMENTS: 5.2%
    U.S. Treasury Bill(2)                                 1.360%  12/19/2002    3,690,000     3,683,867
    U.S. Treasury Bill(2)                                 1.435%  12/26/2002      170,000       169,654
    U.S. Treasury Bill(2)                                 1.530%  12/19/2002      320,000       319,347
    U.S. Treasury Bill(2)                                 1.535%  12/26/2002       75,000        74,824
                                                                                           ------------
     TOTAL SHORT-TERM INVESTMENTS (COST - $4,247,692)                                         4,247,692
                                                                                           ------------

    TOTAL INVESTMENTS: 133.7% (COST - $107,505,243)                                         108,167,065

    LIABILITIES, NET OF OTHER ASSETS: (33.7%)                                               (27,274,194)
                                                                                           ------------

    NET ASSETS: 100.0%
    Applicable to 8,088,262 outstanding $.001 par value shares
      (authorized 500,000,000 shares)                                                      $ 80,892,871
                                                                                           ============

    Summary of Abbreviations

 (1)  Step coupon bond.
 (2)  Coupon rate shown represents yield to maturity at date of purchase.
 (a)  See note 2 to the Financial Statements
 144A Security exempt from registration under Rule 144A of the Securities
      Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At October 31, 2002, the aggregate value of the securities is $4,500,711 or 5.6% of the net assets.
 FHLMC Federal Home Loan Mortgage Corporation
 FNMA Federal National Mortgage Association
 FRN  Floating Rate Note
 GNMA Government National Mortgage Association
 TBA  To Be Announced - Security is subject to delayed delivery
 Yankee U.S. dollar denominated security issued by a non-U.S. company.

    See Notes to the Financial Statements.

SEIX FUNDS, INC.

Seix Intermediate Bond Fund
PORTFOLIO OF INVESTMENTS
                                COUPON
OCTOBER 31, 2002                 RATE     MATURITY    PAR/FACE     VALUE (A)

------------------------------------------------------------------------------

    U.S. GOVERNMENT & AGENCY
     OBLIGATIONS: 39.8%
    U.S. TREASURY OBLIGATIONS: 9.8%
    U.S. Treasury Bond           5.375%  02/15/2031  $1,175,000   $ 1,240,222
    U.S. Treasury Note           4.375%  08/15/2012     530,000       550,206
    U.S. Treasury Note           5.750%  08/15/2003   2,105,000     2,177,223
                                                                  -----------
                                                                    3,967,651
                                                                  -----------
    U.S. GOVERNMENT AGENCY OBLIGATIONS
     AND PASS-THROUGH CERTIFICATES:
     3.9%
    FHLMC                        4.105%  10/27/2031     190,000       191,916
    FNMA Global Note             6.625%  11/15/2010   1,180,000     1,367,578
                                                                  -----------
                                                                    1,559,494
                                                                  -----------
    U.S. GOVERNMENT AGENCY
     COLLATERALIZED MORTGAGE
     OBLIGATIONS: 26.1%
    FNMA - Pool # 254379         7.000%  07/01/2032   1,907,724     1,992,977
    FNMA - Pool # 254401         6.000%  07/01/2009     898,467       929,739
    FNMA - Pool # 545139         7.000%  08/01/2031   3,823,542     3,994,409
    FNMA - Pool # 545556         7.000%  04/01/2032     560,890       585,955
    FNMA - Pool # 545813         7.000%  07/01/2032   1,275,654     1,332,661
    FNMA - Pool # 643859         7.000%  05/01/2032     934,588       976,353
    FNMA - Pool # M80697         6.500%  08/01/2008     665,753       689,168
                                                                  -----------
                                                                   10,501,262
                                                                  -----------

     TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (COST -
     $15,855,955)                                                  16,028,407
                                                                  -----------

    CORPORATE OBLIGATIONS: 39.6%
    AEROSPACE & DEFENSE: 0.5%
    Northrop Grumman Corp.       7.125%  02/15/2011     185,000       206,056
                                                                  -----------
    AIRLINES: 0.1%
    Continental Airlines, Inc.   6.545%  02/02/2019      53,811        42,805
                                                                  -----------
    AUTOMOTIVE: 2.4%
    Daimler Chrysler North
      America Holdings Corp.     7.300%  01/15/2012     190,000       205,702
    DaimlerChrysler AG           7.200%  09/01/2009     140,000       149,741
    Ford Motor Credit Co.        6.875%  02/01/2006     660,000       608,486
                                                                  -----------
                                                                      963,929
                                                                  -----------
    BANKING: 4.7%
    Bank of America Corp.        7.400%  01/15/2011     250,000       291,481
    Bank One Corp.               7.625%  08/01/2005     170,000       191,082
    First Union Corp.            7.550%  08/18/2005     145,000       162,907
    Golden West Financial
      Corp.                      4.125%  08/15/2007     130,000       132,739
    J.P. Morgan Chase & Co.      6.625%  03/15/2012     145,000       155,389
    KeyCorp                      4.625%  05/16/2005     115,000       119,344
    MBNA Corp.                   6.250%  01/17/2007     135,000       137,977
    Societe Generale Real
      Estate, Ser. A -
      Preferred - (Yankee)
      (FRN) (144A)               7.640%  12/29/2049     170,000       184,061
    Toyota Motor Credit          5.650%  01/15/2007     310,000       336,977
    Wells Fargo & Co.            6.375%  08/01/2011     170,000       188,241
                                                                  -----------
                                                                    1,900,198
                                                                  -----------
    BEVERAGES, FOOD & TOBACCO: 0.6%
    Coca-Cola Co.                4.000%  06/01/2005     185,000       192,301
    Kellogg Co.                  6.625%  01/29/2004      55,000        57,570
                                                                  -----------
                                                                      249,871
                                                                  -----------
    BUILDING MATERIALS: 0.5%
    CRH America, Inc.            6.950%  03/15/2012     195,000       215,305
                                                                  -----------

SEIX FUNDS, INC.

------------------------------------------------------------------------------------
Seix Intermediate Bond Fund
PORTFOLIO OF INVESTMENTS (CONTINUED)
                                      COUPON
OCTOBER 31, 2002                       RATE     MATURITY    PAR/FACE     VALUE (A)

    CHEMICALS: 1.1%
    Chevron Phillips Chemical Co.
      LLC                              5.375%  06/15/2007  $   50,000   $    52,331
    Eastman Chemical Co.               7.000%  04/15/2012     230,000       251,418
    Rohm & Haas Co.                    7.400%  07/15/2009     105,000       122,079
                                                                        -----------
                                                                            425,828
                                                                        -----------
    COMMERCIAL SERVICES: 0.4%
    International Lease Finance
      Corp.                            5.625%  06/01/2007      75,000        75,356
    Waste Management, Inc.             6.500%  11/15/2008      80,000        81,633
                                                                        -----------
                                                                            156,989
                                                                        -----------
    COMMUNICATIONS: 0.5%
    News America Holdings, Inc.        9.250%  02/01/2013     170,000       192,137
                                                                        -----------
    COMPUTER SOFTWARE & PROCESSING: 0.1%
    NCR Corp. (144A)                   7.125%  06/15/2009      55,000        58,784
                                                                        -----------
    COSMETICS & PERSONAL CARE: 0.4%
    Dial Corp.                         7.000%  08/15/2006      75,000        81,784
    Gillette Co. (The) (144A)          3.750%  12/01/2004      80,000        82,630
                                                                        -----------
                                                                            164,414
                                                                        -----------
    ELECTRIC UTILITIES: 2.1%
    Appalachian Power Co.              4.800%  06/15/2005      85,000        82,705
    Cincinnati Gas & Electric Co.      5.700%  09/15/2012      75,000        74,397
    Exelon Generation Co. LLC          6.950%  06/15/2011      80,000        83,128
    Florida Power & Light Co.          6.875%  12/01/2005      45,000        48,991
    MidAmerican Energy Holdings Co.    7.520%  09/15/2008      35,000        38,370
    Oncor Electric Delivery Co.
      (144A)                           6.375%  05/01/2012     150,000       152,613
    Powergen US Funding LLC            4.500%  10/15/2004     165,000       169,198
    PSE&G Power LLC                    7.750%  04/15/2011      40,000        36,000
    Schlumberger Technology Corp.
      (144A)                           6.500%  04/15/2012     130,000       143,400
                                                                        -----------
                                                                            828,802
                                                                        -----------
    ENTERTAINMENT & LEISURE: 0.9%
    ABC Family Worldwide, Inc.(1)      0.000%  11/01/2007     113,109       118,906
    Harrah's Operating Co., Inc.       7.125%  06/01/2007     120,000       131,069
    Walt Disney Co. (The)              5.375%  06/01/2007     105,000       109,636
                                                                        -----------
                                                                            359,611
                                                                        -----------
    FINANCIAL SERVICES: 9.6%
    BNP US Funding, LLC (144A)         7.738%  12/31/2049     230,000       258,709
    CIT Group, Inc.                    5.750%  09/25/2007      90,000        87,736
    CIT Group, Inc.                    7.375%  04/02/2007      50,000        51,651
    CIT Group, Inc.                    7.750%  04/02/2012      80,000        81,780
    Citigroup, Inc.                    5.625%  08/27/2012     160,000       164,606
    Countrywide Home Loan              5.250%  06/15/2004     155,000       159,762
    Countrywide Home Loan              6.250%  04/15/2009     285,000       302,894
    Credit Suisse First Boston USA,
      Inc.                             6.500%  01/15/2012     255,000       266,078
    ERAC USA Finance Co. (144A)        7.350%  06/15/2008      75,000        81,716
    Ford Motor Credit Co.              7.250%  10/25/2011     305,000       266,505
    General Motors Acceptance Corp.    6.875%  09/15/2011     630,000       574,044
    Goldman Sachs Group, Inc. (The)    6.600%  01/15/2012     105,000       114,119
    Household Finance Corp.            6.375%  10/15/2011     210,000       180,404
    MBNA Corp.                         7.500%  03/15/2012     250,000       254,356
    Monumental Global Funding (144A)   5.200%  01/30/2007     165,000       172,162
    Morgan Stanley                     6.600%  04/01/2012     155,000       168,448
    Natexis AMBS Co. LLC (144A)        8.440%  12/29/2049     170,000       195,647
    SLM Corp.                          5.625%  04/10/2007     100,000       108,043
    Washington Mutual, Inc.            7.500%  08/15/2006     270,000       302,205
    Wells Fargo & Co.                  4.800%  07/29/2005      55,000        57,806
                                                                        -----------
                                                                          3,848,671
                                                                        -----------

SEIX FUNDS, INC.

------------------------------------------------------------------------------------
Seix Intermediate Bond Fund
PORTFOLIO OF INVESTMENTS (CONTINUED)
                                      COUPON
OCTOBER 31, 2002                      RATE     MATURITY    PAR/FACE    VALUE (A)

    FOOD RETAILERS: 0.4%
    Ahold Finance USA, Inc.            6.250%  05/01/2009  $  180,000   $   182,196
                                                                        -----------
    FOREST PRODUCTS & PAPER: 0.7%
    Domtar, Inc.                       7.875%  10/15/2011      85,000        95,841
    Weyerhaeuser Co.                   6.125%  03/15/2007     105,000       110,699
    Weyerhaeuser Co.                   6.750%  03/15/2012      90,000        94,330
                                                                        -----------
                                                                            300,870
                                                                        -----------
    HEALTH CARE PROVIDERS: 0.8%
    HCA-The Healthcare Co.             7.875%  02/01/2011      60,000        64,360
    Tenet Healthcare Corp.             5.000%  07/01/2007     185,000       190,557
    Wellpoint Health Network           6.375%  06/15/2006      55,000        59,151
                                                                        -----------
                                                                            314,068
                                                                        -----------
    HOME CONSTRUCTION, FURNISHINGS &
     APPLIANCES: 0.3%
    Masco Corp.                        5.875%  07/15/2012     105,000       108,633
                                                                        -----------
    INSURANCE: 1.8%
    AIG SunAmerica Global Financing
      IX (144A)                        5.100%  01/17/2007      70,000        73,461
    Anthem Insurance Companies, Inc.
      (144A)                           9.125%  04/01/2010     120,000       143,030
    Humana, Inc.                       7.250%  08/01/2006      60,000        63,725
    Marsh & McLennan Cos., Inc.        5.375%  03/15/2007     135,000       144,732
    MetLife, Inc.                      5.250%  12/01/2006      70,000        73,425
    XL Capital (Europe) PLC            6.500%  01/15/2012     220,000       223,977
                                                                        -----------
                                                                            722,350
                                                                        -----------
    MEDIA - BROADCASTING & PUBLISHING: 1.8%
    Clear Channel Communications,
      Inc.                             7.650%  09/15/2010     110,000       119,424
    Comcast Cable Communications       6.750%  01/30/2011     150,000       143,139
    Comcast Cable Communications       7.125%  06/15/2013     185,000       176,691
    E.W. Scripps Co.                   5.750%  07/15/2012      85,000        89,775
    Scholastic Corp.                   5.750%  01/15/2007      65,000        68,962
    Univision Communications, Inc.     7.850%  07/15/2011     110,000       117,026
                                                                        -----------
                                                                            715,017
                                                                        -----------
    MEDICAL SUPPLIES: 0.7%
    Apogent Technologies, Inc., Ser.
      B                                8.000%  04/01/2011      80,000        91,515
    Johnson & Johnson                  8.720%  11/01/2024     165,000       190,684
                                                                        -----------
                                                                            282,199
                                                                        -----------
    METALS: 0.3%
    Barrick Gold Finance, Inc.         7.500%  05/01/2007      65,000        74,206
    Inco Ltd.                          7.750%  05/15/2012      35,000        37,455
                                                                        -----------
                                                                            111,661
                                                                        -----------
    OIL & GAS: 4.0%
    BP Capital Markets PLC             4.000%  04/29/2005     230,000       238,901
    Devon Financing Corp. ULC          6.875%  09/30/2011     120,000       133,171
    Husky Energy, Inc.                 6.250%  06/15/2012      70,000        74,400
    Kinder Morgan Energy Partners,
      LP                               6.750%  03/15/2011     390,000       412,649
    Motiva Enterprises LLC (144A)      5.200%  09/15/2012     115,000       114,066
    Nabors Industries, Inc.            6.800%  04/15/2004      65,000        68,571
    Phillips Petroleum Co.             6.375%  03/30/2009      85,000        92,137
    Phillips Petroleum Co.             8.750%  05/25/2010     170,000       209,565
    SEACOR SMIT, Inc.                  5.875%  10/01/2012      85,000        84,057
    Transocean Sedco Forex, Inc.       9.500%  12/15/2008     145,000       179,544
                                                                        -----------
                                                                          1,607,061
                                                                        -----------

SEIX FUNDS, INC.

------------------------------------------------------------------------------------
Seix Intermediate Bond Fund
PORTFOLIO OF INVESTMENTS (CONTINUED)
                                      COUPON
OCTOBER 31, 2002                      RATE     MATURITY    PAR/FACE    VALUE (A)

    PHARMACEUTICALS: 1.2%
    Abbott Laboratories                5.625%  07/01/2006  $  460,000   $   499,008
                                                                        -----------
    REAL ESTATE: 0.5%
    EOP Operating LP                   7.750%  11/15/2007      85,000        96,378
    Simon Property Group LP            6.375%  11/15/2007      85,000        92,162
                                                                        -----------
                                                                            188,540
                                                                        -----------
    RETAILERS: 0.5%
    Costco Wholesale Corp.             5.500%  03/15/2007     185,000       199,448
                                                                        -----------
    TELEPHONE SYSTEMS: 2.6%
    ALLTEL Corp.                       7.000%  07/01/2012     185,000       208,360
    AT&T Corp.                         7.300%  11/15/2011     160,000       156,800
    AT&T Wireless Services, Inc.       8.125%  05/01/2012     140,000       121,800
    France Telecom SA (Yankee)         9.250%  03/01/2011     120,000       132,398
    Sprint Capital Corp.               7.625%  01/30/2011      85,000        68,492
    Verizon New York, Inc.             6.875%  04/01/2012     355,000       379,633
                                                                        -----------
                                                                          1,067,483
                                                                        -----------
    TRANSPORTATION: 0.1%
    Union Pacific Corp.                7.600%  05/01/2005      50,000        55,706
                                                                        -----------
     TOTAL CORPORATE OBLIGATIONS (COST - $15,379,490)                    15,967,640
                                                                        -----------

    COLLATERALIZED MORTGAGE OBLIGATIONS: 0.6%
    Asset Securitization Corp., Ser.
      1996-MD6, Class A1B (Cost -
      $222,940)                        6.880%  11/13/2029     220,000       230,685
                                                                        -----------

    ASSET BACKED SECURITIES: 8.0%
    Aames Mortgage Trust, Ser.
      1999-1, Class AF                 7.290%  07/15/2029     119,040       128,478
    Aames Mortgage Trust, Ser.
      1999-2, Class AF                 7.589%  10/15/2029     144,275       157,070
    Americredit Automobile
      Receivables Trust, Ser.
      2002-A, Class A4                 4.610%  01/12/2009     300,000       313,673
    Cityscape Home Equity Loan
      Trust, Ser. 1996-3, Class AB     7.650%  09/25/2025      55,000        56,907
    Contimortgage Home Equity Loan
      Trust, Ser. 1996-2, Class A8     7.900%  07/15/2027     225,000       229,325
    Contimortgage Home Equity Loan
      Trust, Ser. 1999-3, Class A4     7.120%  01/25/2025     170,000       172,604
    Continental Airlines, Inc., Ser.
      1999-2, Class A-1                7.256%  03/15/2020      47,794        37,946
    Delta Air Lines, Inc., Ser.
      2001-1, Class A-2                7.111%  09/18/2011      25,000        22,732
    Delta Funding Home Equity Loan
      Trust, Ser. 1999-3, Class A1F    7.462%  09/15/2029      68,376        74,879
    EQCC Home Equity Loan Trust,
      Ser. 1999-3, Class A7F           7.448%  08/25/2030      60,644        65,930
    Falcon Franchise Loan LLC, Ser.
      2000-1, Class A1 (144A)          7.382%  05/05/2010     357,744       397,485
    Nationslink Funding Corp., Ser.
      1999-SL, Class A2                6.096%  11/10/2030      41,877        42,022
    New Century Home Equity Loan
      Trust, Ser. 1999-NCB, Class A4   7.530%  09/25/2028      80,000        82,935
    New Century Home Equity Loan
      Trust, Ser. 1999-NCB, Class A7   7.540%  06/25/2029      92,301        96,806
    Residential Asset Mortgage
      Products, Inc. Ser. 2001-RS1,
      Class AI3                        6.340%  06/25/2026     430,000       434,470
    Soundview Home Equity Loan
      Trust, Ser. 2001-1, Class A      6.265%  04/15/2031     272,689       290,742
    Systems 2001 Asset Trust, Ser.
      2001, Class G (144A)             6.664%  09/15/2013     140,728       150,996
    UCFC Home Equity Loan, Ser.
      1997-A1, Class A6                7.435%  11/15/2024     116,762       120,549
    UCFC Home Equity Loan, Ser.
      1997-C, Class A7                 6.845%  01/15/2029      57,973        61,468
    UCFC Home Equity Loan, Ser.
      1997-D, Class A5                 6.755%  11/15/2023      82,317        83,442
    WFS Financial Owner Trust, Ser.
      2000-C, Class A3                 7.070%  02/20/2005     204,330       207,546
                                                                        -----------
     TOTAL ASSET BACKED SECURITIES (COST - $3,154,173)                    3,228,005
                                                                        -----------

SEIX FUNDS, INC.

------------------------------------------------------------------------------------
Seix Intermediate Bond Fund
PORTFOLIO OF INVESTMENTS (CONTINUED)
                                      COUPON
OCTOBER 31, 2002                      RATE     MATURITY    PAR/FACE    VALUE (A)

    REPURCHASE AGREEMENTS: 8.2%
    Investors Bank & Trust Company
      Repurchase Agreement, in the
      amount of $3,294,850: Issued
      10/31/2002 (collateralized by
      $3,376,793 par of GNMA Pool #
      008061, 6.625% due 10/20/2022
      with a market value of
      $3,459,592)
      (Cost - $3,294,850)              0.940%  11/01/2002  $3,294,850   $ 3,294,850
                                                                        -----------

    SHORT-TERM INVESTMENTS: 7.4%
    U.S. Treasury Bill(2)              1.360%  12/19/2002   1,980,000     1,976,709
    U.S. Treasury Bill(2)              1.535%  12/26/2002     215,000       214,496
    U.S. Treasury Bill(2)              1.560%  12/26/2002     800,000       798,093
                                                                        -----------
     TOTAL SHORT-TERM INVESTMENTS (COST - $2,989,298)                     2,989,298
                                                                        -----------

    TOTAL INVESTMENTS: 103.6% (COST - $40,896,706)                       41,738,885

    LIABILITIES, NET OF OTHER ASSETS: (3.6%)                             (1,454,909)
                                                                        -----------

    NET ASSETS: 100.0%
    Applicable to 3,982,059 outstanding $.001 par value shares
      (authorized 500,000,000 shares)                                   $40,283,976
                                                                        ===========

    Summary of Abbreviations

 (1)  Step coupon bond.
 (2)  Coupon rate shown represents yield to maturity at date of purchase.
 (a)  See note 2 to the Financial Statements
 144A Security exempt from registration under Rule 144A of the Securities
      Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At October 31, 2002, the aggregate value of the securities is $2,024,699 or 5.0% of the net assets.
 FNMA Federal National Mortgage Association
 FRN  Floating Rate Note
 Yankee U.S. dollar denominated security issued by a non-U.S. company.

    See Notes to the Financial Statements.

SEIX FUNDS, INC.

Seix High Yield Fund
PORTFOLIO OF INVESTMENTS
                                COUPON
OCTOBER 31, 2002                 RATE     MATURITY    PAR/FACE     VALUE (A)

------------------------------------------------------------------------------

    CORPORATE OBLIGATIONS: 95.7%
    AUTOMOTIVE: 4.6%
    American Axle & MFG, Inc.    9.750%  03/01/2009  $  605,000   $   644,325
    ArvinMeritor, Inc.           8.750%  03/01/2012     570,000       553,700
    Asbury Automotive Group,
      Inc.                       9.000%  06/15/2012     230,000       195,500
    AutoNation, Inc.             9.000%  08/01/2008     800,000       814,000
    Lear Corp.                   7.960%  05/15/2005     105,000       108,675
    Lear Corp. Ser. B            8.110%  05/15/2009     950,000       990,375
    Navistar International
      Corp., Ser. B              7.000%  02/01/2003      35,000        33,425
    Sonic Automotive, Inc.      11.000%  08/01/2008     540,000       558,900
    United Auto Group, Inc.
      (144A)                     9.625%  03/15/2012     310,000       294,500
                                                                  -----------
                                                                    4,193,400
                                                                  -----------
    BANKING: 1.5%
    Midland Funding II          11.750%  07/23/2005      65,000        64,350
    Sovereign Bancorp, Inc.     10.250%  05/15/2004      50,000        52,750
    Sovereign Bancorp, Inc.     10.500%  11/15/2006   1,115,000     1,243,225
                                                                  -----------
                                                                    1,360,325
                                                                  -----------
    BEVERAGES, FOOD & TOBACCO: 1.5%
    Constellation Brands, Inc.   8.125%  01/15/2012     605,000       630,712
    Dole Foods Co., Inc.         7.250%  05/01/2009      10,000         9,110
    Domino's, Inc.              10.375%  01/15/2009     680,000       729,300
                                                                  -----------
                                                                    1,369,122
                                                                  -----------
    BUILDING MATERIALS: 0.8%
    Fisher Scientific
      International, Inc.        9.000%  02/01/2008     750,000       776,250
                                                                  -----------
    CHEMICALS: 4.6%
    Airgas, Inc.                 9.125%  10/01/2011      95,000       100,937
    Ferro Corp.                  9.125%  01/01/2009     715,000       749,161
    FMC Corp.                    6.375%  09/01/2003     240,000       238,923
    FMC Corp.                    7.125%  11/25/2002     460,000       460,093
    FMC Corp. (144A)            10.250%  11/01/2009     365,000       375,950
    Hercules, Inc.               6.625%  06/01/2003     140,000       139,650
    IMC Global, Inc.             6.500%  08/01/2003      50,000        50,366
    IMC Global, Inc., Ser. B    10.875%  06/01/2008     860,000       924,500
    IMC Global, Inc., Ser. B    11.250%  06/01/2011       5,000         5,375
    Macdermid, Inc.              9.125%  07/15/2011     620,000       654,100
    USEC, Inc.                   6.625%  01/20/2006     570,000       495,690
                                                                  -----------
                                                                    4,194,745
                                                                  -----------
    COMMERCIAL SERVICES: 3.4%
    Service Corp.
      International              6.000%  12/15/2005   1,185,000     1,013,175
    Service Corp.
      International              6.300%  03/15/2020     100,000        98,500
    Service Corp.
      International              7.875%  02/01/2013      63,000        52,290
    Stewart Enterprises, Inc.
      Class A                   10.750%  07/01/2008     755,000       811,625
    Waste Management, Inc.       6.500%  11/15/2008     490,000       500,004
    WMX Technologies             7.000%  10/15/2006     635,000       660,957
                                                                  -----------
                                                                    3,136,551
                                                                  -----------
    COMMUNICATIONS: 2.7%
    Echostar Broadband Corp.    10.375%  10/01/2007     535,000       551,050
    L-3 Communications Corp.     7.625%  06/15/2012   1,285,000     1,329,975
    L-3 Communications Corp.     8.000%  08/01/2008     245,000       252,350
    L-3 Communications Corp.     8.500%  05/15/2008      20,000        20,600
    PanAmSat Corp.               6.125%  01/15/2005     310,000       302,543
                                                                  -----------
                                                                    2,456,518
                                                                  -----------

SEIX FUNDS, INC.

------------------------------------------------------------------------------------
Seix High Yield Fund
PORTFOLIO OF INVESTMENTS (CONTINUED)
                                      COUPON
OCTOBER 31, 2002                       RATE     MATURITY    PAR/FACE     VALUE (A)

    COMPUTER SOFTWARE & PROCESSING: 1.7%
    Unisys Corp.                       7.250%  01/15/2005  $1,260,000   $ 1,260,000
    Unisys Corp.                       8.125%  06/01/2006     270,000       275,400
                                                                        -----------
                                                                          1,535,400
                                                                        -----------
    COMPUTERS & INFORMATION: 0.4%
    Seagate Tech HDD Holdings (144A)   8.000%  05/15/2009     390,000       393,900
                                                                        -----------
    CONTAINERS & PACKAGING: 2.8%
    Berry Plastics Corp.              10.750%  07/15/2012     425,000       442,000
    Owens-Brockway                     8.875%  02/15/2009   1,105,000     1,135,387
    Owens-Illinois, Inc.               7.350%  05/15/2008     190,000       169,575
    Owens-Illinois, Inc.               8.100%  05/15/2007       5,000         4,662
    Silgan Corp. (144A)                9.000%  06/01/2009     765,000       795,600
                                                                        -----------
                                                                          2,547,224
                                                                        -----------
    ELECTRIC UTILITIES: 3.4%
    BRL Universal Equipment            8.875%  02/15/2008   1,075,000     1,101,875
    Cogentrix Energy, Inc.             8.750%  10/15/2008     420,000       212,828
    IPC Acquisition Corp.             11.500%  12/15/2009      70,000        54,600
    Midland Funding II                13.250%  07/23/2006     105,000       106,680
    PSE&G Power LLC                    6.875%  04/15/2006     135,000       125,550
    PSE&G Power LLC                    7.750%  04/15/2011      35,000        31,500
    PSE&G Power LLC (144A)             6.950%  06/01/2012     380,000       330,600
    Public Service of New Mexico      10.250%  10/01/2012       8,000         8,032
    Southern California Edison Co.     8.950%  11/03/2003   1,150,000     1,121,250
                                                                        -----------
                                                                          3,092,915
                                                                        -----------
    ELECTRONICS: 0.9%
    Fairchild Semiconductor Corp.     10.375%  10/01/2007     405,000       427,275
    Flextronics International Ltd.     9.875%  07/01/2010     380,000       395,200
                                                                        -----------
                                                                            822,475
                                                                        -----------
    ENTERTAINMENT & LEISURE: 9.4%
    Alliance Atlantis
      Communciations, Inc.            13.000%  12/15/2009     590,000       613,600
    Ameristar Casinos, Inc.           10.750%  02/15/2009     425,000       459,000
    Argosy Gaming Co.                  9.000%  09/01/2011      70,000        73,675
    Argosy Gaming Co.                 10.750%  06/01/2009     870,000       957,000
    Harrahs Operating Co., Inc.        7.875%  12/15/2005   1,450,000     1,535,187
    Horseshoe Gaming Holding Corp.     8.625%  05/15/2009     835,000       878,837
    International Game Technology      7.875%  05/15/2004     505,000       525,200
    International Game Technology      8.375%  05/15/2009     290,000       317,550
    Isle of Capri Casinos, Inc.        8.750%  04/15/2009     170,000       170,000
    Isle of Capri Casinos, Inc.        9.000%  03/15/2012     795,000       802,950
    Kerzner International              8.875%  08/15/2011     590,000       592,950
    Mohegan Tribal Gaming Authority    8.000%  04/01/2012     136,000       140,080
    Mohegan Tribal Gaming Authority    8.125%  01/01/2006     205,000       210,125
    Mohegan Tribal Gaming Authority    8.750%  01/01/2009     270,000       283,500
    Mohegan Tribal Gaming Authority    8.375%  07/01/2011     365,000       381,425
    Park Place Entertainment Corp.     8.500%  11/15/2006     130,000       135,204
    Penn National Gaming, Inc.        11.125%  03/01/2008     125,000       134,531
    Regal Cinemas, Inc.                9.375%  02/01/2012     425,000       444,125
                                                                        -----------
                                                                          8,654,939
                                                                        -----------
    FINANCIAL SERVICES: 1.6%
    General Motors Acceptance Corp.    7.750%  01/19/2010     200,000       195,209
    GS Escrow Corp.                    7.000%  08/01/2003     520,000       533,932

SEIX FUNDS, INC.

------------------------------------------------------------------------------------
Seix High Yield Fund
PORTFOLIO OF INVESTMENTS (CONTINUED)
                                      COUPON
OCTOBER 31, 2002                      RATE     MATURITY    PAR/FACE    VALUE (A)

    Health Care REIT, Inc.             7.500%  08/15/2007  $  480,000   $   505,549
    LaBranche & Co., Inc.              9.500%  08/15/2004     215,000       221,450
                                                                        -----------
                                                                          1,456,140
                                                                        -----------
    FOREST PRODUCTS & PAPER: 4.8%
    Abitibi-Consolidated, Inc.         6.950%  04/01/2008     190,000       189,310
    Appleton Papers, Inc.             12.500%  12/15/2008     120,000       124,800
    Caraustar Industries, Inc.         7.375%  06/01/2009     260,000       258,124
    Caraustar Industries, Inc.         9.875%  04/01/2011     300,000       307,500
    Graphic Packaging Corp.            8.625%  02/15/2012     785,000       814,437
    Packaging Corp. of America         9.625%  04/01/2009   1,095,000     1,185,337
    Smurfit-Stone Container Corp.
      (144A)                           8.250%  10/01/2012     195,000       199,875
    Stone Container Corp.              8.375%  07/01/2012     925,000       952,750
    Stone Container Corp.              9.250%  02/01/2008     260,000       275,600
    Tembec Industries, Inc.            8.500%  02/01/2011     110,000       111,925
                                                                        -----------
                                                                          4,419,658
                                                                        -----------
    HEALTH CARE PROVIDERS: 4.3%
    Coventry Health Care, Inc.         8.125%  02/15/2012     990,000     1,024,650
    HCA, Inc.                          7.125%  06/01/2006   1,405,000     1,476,649
    HCA, Inc.                          7.500%  11/15/2020      36,000        32,728
    Select Medical Corp.               9.500%  06/15/2009     465,000       469,650
    Triad Hospitals, Inc.              8.750%  05/01/2009      85,000        90,100
    Triad Hospitals, Inc.             11.000%  05/15/2009     785,000       871,350
                                                                        -----------
                                                                          3,965,127
                                                                        -----------
    HEAVY CONSTRUCTION: 0.1%
    Nortek, Inc.                       9.125%  09/01/2007      30,000        29,400
    Nortek, Inc., Ser. B               8.875%  08/01/2008      85,000        82,450
                                                                        -----------
                                                                            111,850
                                                                        -----------
    HEAVY MACHINERY: 0.9%
    Manitowoc Co., Inc. (The) (144A)  10.500%  08/01/2012     105,000       104,475
    NMHG Holdings Co.                 10.000%  05/15/2009     190,000       180,500
    Terex Corp.                        8.875%  04/01/2008     415,000       354,825
    Terex Corp.                       10.375%  04/01/2011     245,000       221,725
                                                                        -----------
                                                                            861,525
                                                                        -----------
    HOME CONSTRUCTION, FURNISHINGS &
     APPLIANCES: 2.4%
    American Standard, Inc.            8.250%  06/01/2009     980,000     1,035,125
    Beazer Homes USA                   8.625%  05/15/2011      70,000        71,400
    Beazer Homes USA, Inc.             8.875%  04/01/2008      55,000        56,238
    K Hovnanian Enterprises, Inc.      9.125%  05/01/2009     265,000       261,025
    KB Home                            8.625%  12/15/2008     220,000       221,100
    Lennar Corp.                       9.950%  05/01/2010     150,000       163,500
    Meritage Corp.                     9.750%  06/01/2011      85,000        86,700
    Ryland Group, Inc. (The)           9.750%  09/01/2010     170,000       184,025
    Schuler Homes, Inc.                9.375%  07/15/2009     155,000       154,225
                                                                        -----------
                                                                          2,233,338
                                                                        -----------
    INDUSTRIAL: 0.1%
    Cogentrix Energy, Inc.             8.100%  03/15/2004      96,000        48,446
                                                                        -----------
    INDUSTRIAL - DIVERSIFIED: 2.6%
    American Standard Cos., Inc.       7.375%  02/01/2008     330,000       343,200
    Dresser, Inc.                      9.375%  04/15/2011     345,000       324,300
    Tyco International Group SA        5.800%  08/01/2006     855,000       748,125
    Tyco International Group SA        6.375%  06/15/2005     370,000       336,700
    Tyco International Group SA -
      (Yankee)                         6.375%  10/15/2011     710,000       603,500
                                                                        -----------
                                                                          2,355,825
                                                                        -----------

SEIX FUNDS, INC.

------------------------------------------------------------------------------------
Seix High Yield Fund
PORTFOLIO OF INVESTMENTS (CONTINUED)
                                      COUPON
OCTOBER 31, 2002                      RATE     MATURITY    PAR/FACE    VALUE (A)

    INSURANCE: 0.6%
    PacifiCare Health Systems, Inc.   10.750%  06/01/2009  $  540,000   $   561,600
                                                                        -----------
    LODGING: 6.9%
    Chumash Casino & Resort (144A)     9.000%  07/15/2010     185,000       192,631
    Circus Circus Enterprise           6.700%  11/15/2096      35,000        35,150
    Felcor Lodging LP                  9.500%  09/15/2008     640,000       628,800
    Hilton Hotels Corp.                7.625%  05/15/2008     440,000       445,765
    Host Marriott LP                   9.500%  01/15/2007     515,000       515,000
    La Quinta Inns, Inc.               7.250%  03/15/2004     195,000       194,513
    La Quinta Inns, Inc.               7.400%  09/15/2005     445,000       436,100
    Mandalay Resort Group              9.500%  08/01/2008     240,000       264,000
    Mandalay Resort Group             10.250%  08/01/2007     455,000       487,988
    MGM Grand, Inc.                    9.750%  06/01/2007     445,000       489,500
    MGM Mirage, Inc.                   6.625%  02/01/2005      10,000        10,075
    MGM Mirage, Inc.                   8.500%  09/15/2010     300,000       326,868
    Park Place Entertainment Corp.     7.875%  12/15/2005     660,000       663,300
    Prime Hospitality Corp.            8.375%  05/01/2012     525,000       477,750
    Starwood Hotels & Resorts          6.750%  11/15/2005   1,175,000     1,139,750
                                                                        -----------
                                                                          6,307,190
                                                                        -----------
    MEDIA - BROADCASTING & PUBLISHING: 8.6%
    AOL Time Warner, Inc.              5.625%  05/01/2005     300,000       298,852
    British Sky Broadcasting Group
      PLC                              6.875%  02/23/2009     150,000       148,125
    British Sky Broadcasting Group
      PLC                              7.300%  10/15/2006     485,000       489,850
    British Sky Broadcasting Group
      PLC                              8.500%  07/15/2009     940,000       987,000
    Chancellor Media CCU               8.000%  11/01/2008     392,000       413,070
    Clear Channel Communication        8.750%  06/15/2007     150,000       156,375
    Clear Channel Communications,
      Inc.                             7.250%  09/15/2003     355,000       361,857
    Continental Cablevision, Inc.      8.300%  05/15/2006     720,000       707,062
    Continental Cablevision, Inc.      8.875%  09/15/2005     100,000       100,000
    Corus Entertainment, Inc.          8.750%  03/01/2012     300,000       309,750
    Dex Media East LLC (144A)          9.875%  11/15/2009     140,000       140,000
    Echostar DBS Corp.                 9.375%  02/01/2009   1,015,000     1,015,000
    Emmis Communications Corp.         8.125%  03/15/2009     520,000       538,200
    Entravision Communications Corp.   8.125%  03/15/2009      65,000        67,600
    Radio One, Inc., Series B          8.875%  07/01/2011     390,000       416,325
    Rogers Cable Systems Ltd.         11.000%  12/01/2015     385,000       361,900
    Sinclair Broadcast Group, Inc.     8.750%  12/15/2011     815,000       855,750
    Sinclair Broadcast Group, Inc.
      (144A)                           8.000%  03/15/2012     195,000       198,656
    Time Warner, Inc.                  7.750%  06/15/2005     355,000       363,994
                                                                        -----------
                                                                          7,929,366
                                                                        -----------
    MEDICAL SUPPLIES: 1.5%
    Fisher Scientific International,
      Inc.                             7.125%  12/15/2005     500,000       500,625
    Sybron Dental Specialties, Inc.
      (144A)                           8.125%  06/15/2012     870,000       870,000
                                                                        -----------
                                                                          1,370,625
                                                                        -----------
    OIL & GAS: 9.8%
    Chesapeake Energy Corp.            8.125%  04/01/2011     595,000       606,900
    Chesapeake Energy Corp.            9.000%  08/15/2012   1,420,000     1,483,900
    Cross Timbers Oil Co.              8.750%  11/01/2009      55,000        57,338
    El Paso Energy Partners            8.500%  06/01/2011     675,000       600,750
    Husky Oil Ltd.                     8.900%  08/15/2028   1,270,000     1,397,365
    Luscar Coal Ltd.                   9.750%  10/15/2011     807,000       852,394
    Parker & Parsley Petroleum Co.     8.875%  04/15/2005   1,375,000     1,441,252
    Pioneer Natural Resources Co.      7.500%  04/15/2012     225,000       241,636
    Pioneer Natural Resources Co.      9.625%  04/01/2010      15,000        17,573
    Plains All American Pipeline LP
      (144A)                           7.750%  10/15/2012     671,000       684,420
    Western Gas Resources, Inc.       10.000%  06/15/2009     510,000       535,500

SEIX FUNDS, INC.

------------------------------------------------------------------------------------
Seix High Yield Fund
PORTFOLIO OF INVESTMENTS (CONTINUED)
                                      COUPON
OCTOBER 31, 2002                      RATE     MATURITY    PAR/FACE    VALUE (A)

    Western Oil Sands, Inc.            8.375%  05/01/2012  $  650,000   $   650,000
    XTO Energy, Inc.                   7.500%  04/15/2012     435,000       461,100
                                                                        -----------
                                                                          9,030,128
                                                                        -----------
    PHARMACEUTICALS: 2.8%
    Advance PCS                        8.500%  04/01/2008     845,000       866,125
    AmerisourceBergen Corp.            8.125%  09/01/2008     550,000       588,500
    Bergen Brunswig Corp.              7.375%  01/15/2003      59,000        59,148
    Biovail Corp.                      7.875%  04/01/2010     815,000       819,075
    Express Scripts, Inc.              9.625%  06/15/2009      90,000        96,525
    Omnicare, Inc.                     8.125%  03/15/2011     155,000       164,300
                                                                        -----------
                                                                          2,593,673
                                                                        -----------
    REAL ESTATE: 2.3%
    Choctow Resort Development         9.250%  04/01/2009     590,000       610,650
    Corrections Corp. of America
      (144A)                           9.875%  05/01/2009     215,000       227,094
    Health Care REIT, Inc.             8.000%  09/12/2012     900,000       911,864
    Stewart Enterprises, Inc.          6.400%  05/01/2003     365,000       361,350
                                                                        -----------
                                                                          2,110,958
                                                                        -----------
    RESTAURANTS: 1.8%
    Tricon Global Restaurant           7.450%  05/15/2005     250,000       260,938
    Tricon Global Restaurant           8.500%  04/15/2006     615,000       653,438
    Yum! Brands, Inc.                  7.700%  07/01/2012     755,000       781,425
                                                                        -----------
                                                                          1,695,801
                                                                        -----------
    RETAILERS: 3.7%
    Dillard's, Inc.                    6.430%  08/01/2004     630,000       620,550
    Dillard's, Inc.                    6.875%  06/01/2005      55,000        53,075
    Ferrellgas Partners LP             8.750%  06/15/2012   1,180,000     1,203,600
    Penney J.C. & Co.                  7.400%  04/01/2037   1,305,000     1,249,538
    PETCO Animal Supplies, Inc.       10.750%  11/01/2011     265,000       280,900
                                                                        -----------
                                                                          3,407,663
                                                                        -----------
    TELEPHONE SYSTEMS: 2.4%
    Nextel Communications, Inc.        9.375%  11/15/2009   1,440,000     1,234,800
    Qwest Corp.                        7.200%  11/01/2004     400,000       374,000
    Qwest Corp. (144A)                 8.875%  03/15/2012     530,000       482,300
    TeleCorp PCS, Inc.(1)              0.000%  04/15/2009      70,000        58,100
    Tritel PCS, Inc.                  10.375%  01/15/2011      77,000        74,305
                                                                        -----------
                                                                          2,223,505
                                                                        -----------
    TEXTILES, CLOTHING & FABRICS: 0.2%
    Russell Corp. (144A)               9.250%  05/01/2010      70,000        72,100
    William Carter Co. (The)          10.875%  08/15/2011     110,000       118,250
                                                                        -----------
                                                                            190,350
                                                                        -----------
    TRANSPORTATION: 0.6%
    Petroleum Helicopters, Inc.        9.375%  05/01/2009     510,000       530,400
                                                                        -----------

     TOTAL CORPORATE OBLIGATIONS (COST - $87,882,375)                    87,936,932
                                                                        -----------

PREFERRED STOCKS: 0.0%                                     SHARES
                                                           ----------
Nexen, Inc. (Cost - $2,410)           %.375                    100          2,460
                                                                        -----------

SEIX FUNDS, INC.

------------------------------------------------------------------------------------
Seix High Yield Fund
PORTFOLIO OF INVESTMENTS (CONTINUED)
                                      COUPON
OCTOBER 31, 2002                      RATE     MATURITY    PAR/FACE    VALUE (A)

    REPURCHASE AGREEMENTS: 2.6%
    Investors Bank & Trust Company
      Repurchase Agreement, in the
      amount of $2,399,918: Issued
      10/31/2002 (collateralized by
      $2,429,699 par of Federal Gold
      Loan Mortgage Corporation,
      6.500% due 6/01/2032 with a
      market value of $2,519,914)
      (Cost - $2,399,918)              0.940%  11/01/2002  $2,399,918   $ 2,399,918
                                                                        -----------

    TOTAL INVESTMENTS: 98.3% (COST - $90,284,703)                        90,339,310

    OTHER ASSETS, NET OF LIABILITIES: 1.7%                                1,554,574
                                                                        -----------

    NET ASSETS: 100.0%
    Applicable to 9,074,890 outstanding $.001 par value shares
      (authorized 500,000,000 shares)                                   $91,893,884
                                                                        ===========

    Summary of Abbreviations

 (1)  Step coupon bond.
 (a)  See note 2 to the Financial Statements
 144A Security exempt from registration under Rule 144A of the Securities
      Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At October 31, 2002, the aggregate value of the securities is $5,362,101 or 5.8% of the net assets.
 REIT Real Estate Investment Trust
 Yankee U.S. dollar denominated security issued by a non-U.S. company.

    See Notes to the Financial Statements.

SEIX FUNDS, INC.

Seix Limited Duration Fund
PORTFOLIO OF INVESTMENTS
                                COUPON
OCTOBER 31, 2002                 RATE     MATURITY    PAR/FACE     VALUE (A)

------------------------------------------------------------------------------

    U.S. GOVERNMENT & AGENCY
     OBLIGATIONS: 44.3%
    U.S. TREASURY OBLIGATIONS: 44.3%
    U.S. Treasury Note           4.750%  01/31/2003  $1,300,000   $ 1,310,562
    U.S. Treasury Note           5.125%  12/31/2002   1,800,000     1,810,759
    U.S. Treasury Note           5.500%  01/31/2003   1,000,000     1,009,844
    U.S. Treasury Note           5.625%  12/31/2002   1,300,000     1,308,836
                                                                  -----------
                                                                    5,440,001
                                                                  -----------

     TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
     (COST - $5,439,137)                                            5,440,001
                                                                  -----------

    ASSET BACKED SECURITIES: 32.0%
    American Express Credit
      Account Master Trust,
      Ser. 2002-4, Class A       1.880%  02/15/2008     500,000       499,616
    Ameriquest Mortgage
      Securities, Inc., Ser.
      2002-1, Class AV           2.210%  05/25/2032     483,665       483,250
    Countrywide Home Equity
      Loan Trust, Ser. 2002-D,
      Class A                    2.020%  08/15/2028     484,005       483,098
    First USA Credit Card
      Master Trust, Ser.
      2001-3, Class A            2.040%  11/19/2008     500,000       500,695
    FNMA Grantor Trust, Ser.
      2002-T10, Class A1         1.943%  06/25/2032     483,341       479,263
    FNMA Grantor Trust, Ser.
      2002-T13, Class A1         1.920%  08/25/2032     491,793       491,820
    MBNA Credit Card Master
      Note Trust, Ser.
      2001-A4, Class A           2.030%  02/15/2007     500,000       500,859
    MBNA Master Credit Card
      Trust, Ser. 1998-F,
      Class A                    3.250%  02/15/2008     500,000       500,215
                                                                  -----------
     TOTAL ASSET BACKED SECURITIES (COST - $3,941,998)              3,938,816
                                                                  -----------

    REPURCHASE AGREEMENTS: 2.7%
    Investors Bank & Trust
      Company Repurchase
      Agreement, in the amount
      of $328,385: Issued
      10/31/2002
      (collateralized by
      $348,417 par of FNMA
      Pool #382393, 3.870% due
      5/01/2007 with a market
      value of $345,640)
      (Cost - $328,385)          0.940%  11/01/2002     328,385       328,385
                                                                  -----------

    SHORT-TERM INVESTMENTS: 20.2%
    U.S. Treasury Bill(1)        1.520%  03/20/2003     500,000       497,065
    U.S. Treasury Bill(1)        1.523%  04/03/2003     500,000       496,764
    U.S. Treasury Bill(1)        1.527%  03/06/2003     500,000       497,349
    U.S. Treasury Bill(1)        1.535%  01/09/2003     500,000       498,529
    U.S. Treasury Bill(1)        1.546%  02/06/2003     500,000       497,917
                                                                  -----------
     TOTAL SHORT-TERM INVESTMENTS (COST - $2,487,624)               2,487,624
                                                                  -----------

    TOTAL INVESTMENTS: 99.2% (COST - $12,197,144)                  12,194,826

    OTHER ASSETS, NET OF LIABILITIES: 0.8%                            103,661
                                                                  -----------

    NET ASSETS: 100.0%
    Applicable to 1,230,035 outstanding $.001 par value shares
      (authorized 500,000,000 shares)                             $12,298,487
                                                                  ===========

    Summary of Abbreviations

 (1)  Coupon rate shown represents yield to maturity at date of purchase.
 (a)  See note 2 to the Financial Statements

    See Notes to the Financial Statements.

SEIX FUNDS, INC.
STATEMENTS OF ASSETS AND LIABILITIES
OCTOBER 31, 2002
--------------------------------------------------------------------------------

                                     Seix           Seix           Seix             Seix
                                  Core Bond     Intermediate    High Yield    Limited Duration
                                     Fund         Bond Fund        Fund             Fund
                                --------------  -------------  -------------  ----------------
ASSETS
Investments, at value (cost of
  $107,505,243, $40,896,706,
  $90,284,703 and $12,197,144,
  respectively) (Note 2 and 5)  $  108,167,065  $  41,738,885  $  90,339,310   $  12,194,826
Cash                                  -                     9        -              -
Receivable for securities sold      11,244,697        145,082      1,170,869        -
Receivable for Fund shares
  sold                                -               -              342,300        -
Interest receivable                    703,445        408,666      2,099,671          88,695
Receivable from investment
  advisor                               41,696         20,079         10,602          27,244
Deferred organization costs              3,849        -              -              -
                                --------------  -------------  -------------   -------------
    Total assets                   120,160,752     42,312,721     93,962,752      12,310,765
                                --------------  -------------  -------------   -------------

LIABILITIES
Payable for securities
  purchased                         39,169,568      1,976,709      1,942,820        -
Dividends payable                        4,581        -               57,030        -
Accrued expenses and other
  liabilities                           93,732         52,036         69,018          12,278
                                --------------  -------------  -------------   -------------
    Total liabilities               39,267,881      2,028,745      2,068,868          12,278
                                --------------  -------------  -------------   -------------

NET ASSETS                      $   80,892,871  $  40,283,976  $  91,893,884   $  12,298,487
                                ==============  =============  =============   =============

COMPOSITION OF NET ASSETS
Paid-in capital                 $   81,106,386  $  40,187,036  $  92,685,192   $  12,300,349
Undistributed (distributions
  in excess of) net investment
  income                                    (5)       -               (1,710)            456
Net accumulated realized loss
  on investments                      (875,332)      (745,239)      (844,205)       -
Net unrealized appreciation
  (depreciation) on
  investments                          661,822        842,179         54,607          (2,318)
                                --------------  -------------  -------------   -------------
  Net assets applicable to
    capital stock outstanding   $   80,892,871  $  40,283,976  $  91,893,884   $  12,298,487
                                ==============  =============  =============   =============

NET ASSETS
Class I                             80,727,359     40,283,976     82,016,781      12,298,487
Class P                                165,512        -            9,877,103        -
SHARES OUTSTANDING
Class I                              8,071,840      3,982,059      8,065,007       1,230,035
Class P                                 16,422        -            1,009,883        -
NET ASSET VALUE PER SHARE
  (OFFERING AND REDEMPTION
  PRICE PER SHARE OF
  BENEFICIAL INTEREST)
Class I                                  10.00          10.12          10.17           10.00
Class P                                  10.08        -                 9.78        -

--------------------------------------------------------------------------------

    See Notes to the Financial Statements

SEIX FUNDS, INC.
STATEMENTS OF OPERATIONS
YEAR ENDED OCTOBER 31, 2002
--------------------------------------------------------------------------------

                                     Seix            Seix            Seix             Seix
                                  Core Bond      Intermediate     High Yield    Limited Duration
                                     Fund         Bond Fund          Fund            Fund*
                                --------------  --------------  --------------  ----------------
INVESTMENT INCOME
Dividend income                 $     25,878    $    -          $     12,466     $     -
Interest income                    3,631,539       1,735,103       2,075,504              1,413
                                --------------  --------------  --------------   --------------
    Total investment income        3,657,417       1,735,103       2,087,970              1,413
                                --------------  --------------  --------------   --------------

EXPENSES
Investment advisory fees (Note
  3)                                 201,593          85,315         140,474                236
Administration fees (Note 3)          64,743          26,988          21,521                100
Distribution and services fees
  Class P                                 89         -                12,728           -
Custodian fees                        88,354          50,947          59,946                800
Legal fees                            56,753          22,800          10,842             15,673
State registration filing fees        42,222           4,092           4,991           -
Audit fees                            22,000          31,000          25,000              7,500
Amortization of organizational
  costs                               20,194         -               -                 -
Directors fees (Note 3)               17,307           7,318           6,428                460
Transfer agent fees                    3,301           1,803           9,990                 50
Insurance expense                      2,463           1,492           1,039                440
Printing and postage fees             30,724          11,648           8,523                688
Miscellaneous fees and
  expenses                            17,022           7,566           7,115              2,240
                                --------------  --------------  --------------   --------------
    Total operating expenses         566,765         250,969         308,597             28,187
    Waiver of investment
      advisory and
      administration fees and
      reimbursement of other
      expenses                      (203,791)        (97,402)       (136,215)           (27,480)
                                --------------  --------------  --------------   --------------
    Net expenses                     362,974         153,567         172,382                707
                                --------------  --------------  --------------   --------------
Net investment income              3,294,443       1,581,536       1,915,588                706
                                --------------  --------------  --------------   --------------

NET REALIZED AND UNREALIZED
  LOSS ON INVESTMENTS
Net realized loss on
  investments                       (707,157)       (640,661)       (843,794)          -
Change in unrealized
  appreciation on investments       (657,158)        357,499          25,228             (2,318)
                                --------------  --------------  --------------   --------------
    Net realized and
      unrealized loss on
      investments                 (1,364,315)       (283,162)       (818,566)            (2,318)
                                --------------  --------------  --------------   --------------
Net increase (decrease) in net
  assets resulting from
  operations                    $  1,930,128    $  1,298,374    $  1,097,022     $       (1,612)
                                ==============  ==============  ==============   ==============

--------------------------------------------------------------------------------

   * For the period October 25, 2002 (commencement of investment operations) to October 31, 2002.

    See Notes to the Financial Statements

SEIX FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                  Seix Core Bond Fund             Seix Intermediate Bond Fund
                           ----------------------------------  ----------------------------------
                              YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED
                           OCTOBER 31, 2002  OCTOBER 31, 2001  OCTOBER 31, 2002  OCTOBER 31, 2001
                           ----------------  ----------------  ----------------  ----------------
NET INCREASE IN NET
  ASSETS RESULTING FROM
  OPERATIONS
Net investment income      $    3,294,443    $    3,291,851    $    1,581,536    $        950,835
Net realized gain (loss)
  from investments               (707,157)        2,774,982          (640,661)            749,065
Net change in unrealized
  appreciation
  (depreciation) of
  investments                    (657,158)        1,112,285           357,499             399,522
                           ----------------  ----------------  ----------------  ----------------
Net increase in net
  assets resulting from
  operations                    1,930,128         7,179,118         1,298,374           2,099,422
                           ----------------  ----------------  ----------------  ----------------

DISTRIBUTIONS TO
  SHAREHOLDERS
From net investment
  income
Class I                        (3,403,242)       (3,389,949)       (1,684,416)           (958,801)
Class P                            (1,605)         -                 -                  -
From net realized gains
  on investments
Class I                          (267,209)         -                 (615,178)          -
Class P                          -                 -                 -                  -
                           ----------------  ----------------  ----------------  ----------------
Total distributions to
  shareholders                 (3,672,056)       (3,389,949)       (2,299,594)           (958,801)

CAPITAL SHARE
  TRANSACTIONS (NOTE 6)
Class I                        30,436,190        (9,853,897)       15,093,017          13,844,888
Class P                           164,365          -                 -                  -
                           ----------------  ----------------  ----------------  ----------------
Total capital share
  transactions                 30,600,555        (9,853,897)       15,093,017          13,844,888
                           ----------------  ----------------  ----------------  ----------------

Total increase (decrease)
  in net assets                28,858,627        (6,064,728)       14,091,797          14,985,509

NET ASSETS
Beginning of year              52,034,244        58,098,972        26,192,179          11,206,670
                           ----------------  ----------------  ----------------  ----------------
End of year                $   80,892,871    $   52,034,244    $   40,283,976    $     26,192,179
                           ----------------  ----------------  ----------------  ----------------

UNDISTRIBUTED
  (DISTRIBUTIONS IN
  EXCESS OF) NET
  INVESTMENT INCOME,
  END OF YEAR              $           (5)   $        4,236    $     -           $            231
                           ================  ================  ================  ================

--------------------------------------------------------------------------------

    See Notes to the Financial Statements

SEIX FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
--------------------------------------------------------------------------------

                                                                         Seix
                                                                   Limited Duration
                                   Seix High Yield Fund                  Fund
                                             FOR THE PERIOD FROM  FOR THE PERIOD FROM
                              YEAR ENDED     DECEMBER 29, 2000*    OCTOBER 25, 2002*
                           OCTOBER 31, 2002  TO OCTOBER 31, 2001  TO OCTOBER 31, 2002
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS
Net investment income      $    1,915,588     $        116,172     $            706
Net realized gain (loss)
  from investments               (843,794)              13,233            -
Net change in unrealized
  appreciation
  (depreciation) of
  investments                      25,228               29,379               (2,318)
                           ----------------   ----------------     ----------------
Net increase (decrease)
  in net assets resulting
  from operations               1,097,022              158,784               (1,612)
                           ----------------   ----------------     ----------------

DISTRIBUTIONS TO
  SHAREHOLDERS
From net investment
  income
Class I                        (1,614,896)            (116,098)                (250)
Class P                          (299,669)           -                    -
From net realized gains
  on investments
Class I                           (13,544)           -                    -
Class P                            (2,714)           -                    -
                           ----------------   ----------------     ----------------
Total distributions to
  shareholders                 (1,930,823)            (116,098)                (250)

CAPITAL SHARE
  TRANSACTIONS (NOTE 6)
Class I                        78,051,591            4,598,524           12,300,349
Class P                        10,034,884            -                    -
                           ----------------   ----------------     ----------------
Total capital share
  transactions                 88,086,475            4,598,524           12,300,349
                           ----------------   ----------------     ----------------

Total increase in net
  assets                       87,252,674            4,641,210           12,298,487

NET ASSETS
Beginning of year               4,641,210            -                    -
                           ----------------   ----------------     ----------------
End of year                $   91,893,884     $      4,641,210     $     12,298,487
                           ----------------   ----------------     ----------------

UNDISTRIBUTED
  (DISTRIBUTIONS IN
  EXCESS OF) NET
  INVESTMENT INCOME,
  END OF YEAR              $       (1,710)    $             74     $            456
                           ================   ================     ================

--------------------------------------------------------------------------------

  *   Commencement of investment operations.

    See Notes to the Financial Statements

SEIX FUNDS, INC.
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                         Seix Core Bond Fund Class I
                           -------------------------------------------------------
                                 YEAR ENDED OCTOBER 31,        FOR THE PERIOD FROM
                           ----------------------------------  DECEMBER 30, 1997*
                            2002     2001     2000     1999    TO OCTOBER 31, 1998
                           -------  -------  -------  -------  -------------------
Net asset value,
  beginning of year         $10.34    $9.66    $9.67   $10.26         $10.00
                           -------  -------  -------  -------        -------

INVESTMENT OPERATIONS
Net investment income         0.42     0.59     0.63     0.56           0.21

Net realized and
  unrealized gain (loss)
  on investments             (0.29)    0.70    (0.02)   (0.48)          0.46
                           -------  -------  -------  -------        -------

    Total increase from
      investment
      operations              0.13     1.29     0.61     0.08           0.67
                           -------  -------  -------  -------        -------

DISTRIBUTIONS
From net investment
  income                     (0.42)   (0.61)   (0.62)   (0.56)         (0.41)
From net realized gains
  on investments             (0.05)    -        -       (0.11)       -
                           -------  -------  -------  -------        -------
    Total distributions      (0.47)   (0.61)   (0.62)   (0.67)         (0.41)
                           -------  -------  -------  -------        -------

Net asset value, end of
  year                      $10.00   $10.34    $9.66    $9.67         $10.26
                           =======  =======  =======  =======        =======

TOTAL RETURN (A)             1.38%   13.82%    6.63%    0.80%          6.87%(b)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year
  (000's)                  $80,727  $52,034  $58,099  $56,285        $43,899

Ratio of net expenses to
  average net assets         0.45%    0.45%    0.45%    0.45%          0.45%(c)

Ratio of expenses to
  average net assets
  (before expense waivers
  and reimbursement of
  other expenses)            0.70%    0.70%    0.63%    0.71%          1.03%(c)

Ratio of net investment
  income to average net
  assets                     4.08%    5.85%    6.57%    5.78%          5.17%(c)

Portfolio turnover rate       502%     492%     522%     562%           478%(b)

--------------------------------------------------------------------------------

 (a) Total return would have been lower had certain expenses not been waived or reimbursed.
 (b)  Not annualized.
 (c)  Annualized.
  *   Commencement of investment operations.

    See Notes to the Financial Statements

SEIX FUNDS, INC.
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                    Seix Core Bond Fund Class P
                                                    ---------------------------
                                                        FOR THE PERIOD FROM
                                                         JANUARY 25, 2002*
                                                        TO OCTOBER 31, 2002
                                                    ---------------------------
Net asset value, beginning of year                            $10.00
                                                              ------

INVESTMENT OPERATIONS
Net investment income                                           0.27

Net realized and unrealized gain (loss) on
  investments                                                   0.09
                                                              ------

    Total increase from investment operations                   0.36
                                                              ------

DISTRIBUTIONS
From net investment income                                     (0.28)
                                                              ------
    Total distributions                                        (0.28)
                                                              ------

Net asset value, end of year                                  $10.08
                                                              ======

TOTAL RETURN (A)                                               3.69%(b)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's)                                 $166

Ratio of net expenses to average net assets                    0.80%(c)

Ratio of expenses to average net assets (before
  expense waivers and reimbursement of other
  expenses)                                                    1.11%(c)

Ratio of net investment income to average net
  assets                                                       3.30%(c)

Portfolio turnover rate                                         502%(b)

--------------------------------------------------------------------------------

 (a) Total return would have been lower had certain expenses not been waived or reimbursed.
 (b)  Not annualized.
 (c)  Annualized.
  *   Commencement of investment operations.

    See Notes to the Financial Statements

SEIX FUNDS, INC.
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                       Seix Intermediate Bond Fund Class I
                                -------------------------------------------------
                                   YEAR ENDED OCTOBER 31,     FOR THE PERIOD FROM
                                ----------------------------    JUNE 30, 1999*
                                  2002      2001      2000    TO OCTOBER 31, 1999
                                --------  --------  --------  -------------------
Net asset value, beginning of
  year                           $10.63     $9.96     $9.92          $10.00
                                -------   -------   -------         -------

INVESTMENT OPERATIONS
Net investment income              0.47      0.57      0.64            0.20

Net realized and unrealized
  gain (loss) on investments      (0.23)     0.68      0.04           (0.09)
                                -------   -------   -------         -------

    Total increase from
      investment operations        0.24      1.25      0.68            0.11
                                -------   -------   -------         -------

DISTRIBUTIONS
From net investment income        (0.50)    (0.58)    (0.64)          (0.19)
From net realized gains on
  investments                     (0.25)     -         -            -
                                -------   -------   -------         -------
    Total distributions           (0.75)    (0.58)    (0.64)          (0.19)
                                -------   -------   -------         -------

Net asset value, end of year     $10.12    $10.63     $9.96           $9.92
                                =======   =======   =======         =======

TOTAL RETURN (A)                  2.47%    12.87%     7.08%           1.13%(b)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year
  (000's)                       $40,284   $26,192   $11,207         $10,926

Ratio of net expenses to
  average net assets              0.45%     0.45%     0.45%           0.45%(c)

Ratio of expenses to average
  net assets (before expense
  waivers and reimbursement of
  other expenses)                 0.73%     0.76%     0.88%           1.81%(c)

Ratio of net investment income
  to average net assets           4.63%     5.50%     6.44%           5.93%(c)

Portfolio turnover rate            237%      431%      342%            117%(b)

--------------------------------------------------------------------------------

 (a) Total return would have been lower had certain expenses not been waived or reimbursed.
 (b)  Not Annualized.
 (c)  Annualized.
  *   Commencement of investment operations.

    See Notes to the Financial Statements

SEIX FUNDS, INC.
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                              Seix High Yield Fund Class I
                                          -------------------------------------
                                                            FOR THE PERIOD FROM
                                             YEAR ENDED     DECEMBER 29, 2000*
                                          OCTOBER 31, 2002  TO OCTOBER 31, 2001
                                          ----------------  -------------------
Net asset value, beginning of year              $10.40             $10.00
                                               -------             ------

INVESTMENT OPERATIONS
Net investment income                             0.63               0.64

Net realized and unrealized gain (loss)
  on investments                                 (0.20)              0.36
                                               -------             ------

    Total increase from investment
      operations                                  0.43               1.00
                                               -------             ------

DISTRIBUTIONS
From net investment income                       (0.63)             (0.60)
From net realized gains on investments           (0.03)           -
                                               -------             ------
    Total distributions                          (0.66)             (0.60)
                                               -------             ------

Net asset value, end of year                    $10.17             $10.40
                                               =======             ======

TOTAL RETURN (A)                                 4.21%             10.14%(b)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's)                $82,017             $4,641

Ratio of net expenses to average net
  assets                                         0.55%              0.55%(c)

Ratio of expenses to average net assets
  (before expense waivers and
  reimbursement of other expenses)               1.07%              3.98%(c)

Ratio of net investment income to
  average net assets                             6.81%              7.33%(c)

Portfolio turnover rate                            97%               466%(b)

--------------------------------------------------------------------------------

 (a) Total return would have been lower had certain expenses not been waived or reimbursed.
 (b)  Not annualized.
 (c)  Annualized.
  *   Commencement of investment operations.

    See Notes to the Financial Statements

SEIX FUNDS, INC.
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                    Seix High Yield Fund Class P
                                                    ----------------------------
                                                        FOR THE PERIOD FROM
                                                         DECEMBER 21, 2001*
                                                        TO OCTOBER 31, 2002
                                                    ----------------------------
Net asset value, beginning of year                             $10.00
                                                               ------

INVESTMENT OPERATIONS
Net investment income                                            0.54

Net realized and unrealized gain (loss) on
  investments                                                   (0.22)
                                                               ------

    Total increase from investment operations                    0.32
                                                               ------

DISTRIBUTIONS
From net investment income                                      (0.51)
From net realized gains on investments                          (0.03)
                                                               ------
    Total distributions                                         (0.54)
                                                               ------

Net asset value, end of year                                    $9.78
                                                               ======

TOTAL RETURN (A)                                                3.29%(b)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's)                                $9,877

Ratio of net expenses to average net assets                     0.89%(c)

Ratio of expenses to average net assets (before
  expense waivers and reimbursement of other
  expenses)                                                     1.20%(c)

Ratio of net investment income to average net
  assets                                                        6.53%(c)

Portfolio turnover rate                                           97%(c)

--------------------------------------------------------------------------------

 (a) Total return would have been lower had certain expenses not been waived or reimbursed.
 (b)  Not annualized.
 (c)  Annualized.
  *   Commencement of investment operations.

    See Notes to the Financial Statements

SEIX FUNDS, INC.
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                    Seix Limited Duration Fund Class I
                                                    ----------------------------------
                                                           FOR THE PERIOD FROM
                                                            OCTOBER 25, 2002*
                                                           TO OCTOBER 31, 2002
                                                    ----------------------------------
Net asset value, beginning of period                              $10.00
                                                                 -------

INVESTMENT OPERATIONS
Net investment income                                               0.00(a)
                                                                 -------

    Total increase from investment operations                       0.00
                                                                 -------

DISTRIBUTIONS
From net investment income                                         (0.00)(a)
                                                                 -------
    Total distributions                                            (0.00)
                                                                 -------

Net asset value, end of period                                    $10.00
                                                                 =======

TOTAL RETURN                                                       0.00%(b)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)                                $12,298

Ratio of net expenses to average net assets                        0.00%(b)

Ratio of expenses to average net assets (before
  expense waivers and reimbursement of other
  expenses)                                                        0.00%(b)

Ratio of net investment income to average net
  assets                                                           0.00%(b)

Portfolio turnover rate                                               0%(b)

--------------------------------------------------------------------------------

 (a) Net investment income and distributions from net investment income were less than $0.01 per share.
 (b)  Amounts are not meaningful due to the short period of operations.
  *   Commencement of investment operations.

    See Notes to the Financial Statements

SEIX FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2002
--------------------------------------------------------------------------------
1. ORGANIZATION

Seix Funds, Inc. (the "Fund") was organized as a Maryland corporation on August 4, 1997 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund currently has four portfolios: the Seix Core Bond Fund (the "Core Bond Fund") commenced operations on December 30, 1997, the Seix Intermediate Bond Fund (the "Intermediate Bond Fund") commenced operations on June 30, 1999, the Seix High Yield Fund (the "High Yield Fund") commenced operations on December 29, 2000, and the Seix Limited Duration Fund (the "Limited Duration Fund") commenced operations on October 25, 2002, (each a "Portfolio", collectively, the "Portfolios"). The Core Bond Fund and the Intermediate Bond Fund are non-diversified, and the High Yield Fund and the Limited Duration Fund are diversified.

Throughout the year ended October 31, 2002, the Portfolios offered Class I shares. The Core Bond Fund and High Yield Fund began to offer Class P shares effective January 25, 2002 and December 21, 2001, respectively. As of
October 31, 2002 the Class P shares for Intermediate Bond Fund and the Limited Duration Fund have not commenced. Class P shares bear a 12b-1 distribution fee (See Note 3).

INVESTMENT OBJECTIVES

The Core Bond Fund is designed to provide investors with a total return, which consistently exceeds the total return of the broad U.S. investment grade bond market. Performance is measured against the Lehman Brothers Aggregate Bond Index. The Intermediate Bond Fund is designed to provide investors with a total return, which consistently exceeds the total return of the intermediate portion of the broad U.S. investment grade bond market. Performance is measured against the Lehman Brothers Intermediate Government/Credit Index. The High Yield Fund is designed to provide investors with a high income and, secondarily, capital appreciation. Performance is measured against the Merrill Lynch High Yield Index. The Limited Duration Fund is designed to provide investors with a high level of current income while preserving liquidity and capital.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The accounting policies of the Fund are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies. The following is a summary of the Fund's significant accounting policies:

ESTIMATES

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

VALUATION

All investments are valued daily at their market price, which results in unrealized gain or losses. Readily marketable fixed-income securities are valued on the basis of prices provided by a pricing service when such prices are believed by the Investment Adviser to reflect the fair value of such securities. Securities traded on an exchange are valued at their last sales price on that exchange. Securities for which over-the-counter market quotations are available are valued at the latest bid price. Securities for which market quotations are not readily available will be valued in good faith by methods approved by the Board of Directors. Short-term securities purchased with sixty days or less remaining to maturity are valued at amortized cost, which approximates market value.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded on a trade date basis. The Portfolios use the specific identification method for determining gain or loss on sales of securities.

SEIX FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 2002
--------------------------------------------------------------------------------

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. The Portfolios accrete discounts or amortize premiums using the yield-to-maturity method on a daily basis, except for securities having a maturity date of less than sixty days at the time of acquisition. Such securities are amortized on a straight-line basis.

The Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies effective January 1, 2001. As required, effective
November 1, 2001, paydown gains and losses on mortgage-backed and asset-backed securities are presented as an adjustment to interest income. Prior to this date, paydown gains and losses on mortgage-backed and asset-backed securities were presented as realized gains and losses. The cumulative effect of applying the required change has no impact on the net assets reported in the financial statements. The effect of this change for the year ended October 31, 2002, resulted in a reclassification of $107,114 and $102,572 from realized loss to interest income reductions for the Core Bond Fund and Intermediate Bond Fund respectively.

INCOME TAX

There is no provision for Federal income or excise tax since the Portfolios intend to qualify as regulated investment companies ("RICs") by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to RICs and to distribute all of their taxable income.

TAXES AND DIVIDENDS TO SHAREHOLDERS

It is the policy of the Portfolios to declare and pay dividends from net investment income monthly. Dividends from net short-term capital gains and net long-term capital gains, if any, are normally declared and paid annually, but the Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code (the "Code"). To the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed.

Income and capital gain distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States of America. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment, temporary differences do not require such reclassification.

As of October 31, 2002, the components of distributable earnings on a tax basis were as follows:

                                CORE BOND  INTERMEDIATE  HIGH YIELD  LIMITED DURATION
                                  FUND      BOND FUND       FUND           FUND
                                -----------------------------------------------------
Undistributed Ordinary Income    $4,572        -          $55,318          $456
Undistributed Long-Term Gain
  (Loss)                           -           -            -            -

At October 31, 2002, the Portfolios had capital loss carryforwards to offset future gains, if any, to the extent permitted by the Code, of the following:

               PORTFOLIO                   AMOUNT   EXPIRATION DATE
-------------------------------------------------------------------
Core Bond Fund                            $804,231          2010
Intermediate Bond Fund                     693,325          2010
High Yield Fund                            763,777          2010
Limited Duration Fund                        -           -

The following reclassifications represent the amounts necessary to report the stated components of net assets on a tax basis, excluding certain temporary differences, as of October 31, 2002. These reclassifications have no impact on net investment

SEIX FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 2002
--------------------------------------------------------------------------------

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED) income, realized gain/loss or the net asset value of the Fund and are primarily attributable to certain differences in the computation of distributable income and capital gains under U.S. federal tax rules versus generally accepted accounting principles. The calculations of net investment income per share in the financial highlights table exclude these adjustments:

                                        ACCUMULATED
                                     UNDISTRIBUTED NET    NET ACCUMULATED
             PORTFOLIO               INVESTMENT INCOME  REALIZED GAIN/(LOSS)  PAID IN CAPITAL
---------------------------------------------------------------------------------------------
Core Bond Fund                           $106,163                (156,478)           50,315
Intermediate Bond Fund                    102,649                (102,262)             (387)
High Yield Fund                            (2,807)                  2,614               193
Limited Duration Fund                     -                     -                   -

OPERATING EXPENSES

Expenses are recorded on an accrual basis. Expenses specifically identifiable to a particular Portfolio are borne by that Portfolio. Expenses which are not readily identifiable to a specific Portfolio are allocated to each Portfolio based on its net assets in relation to the total net assets of all of the Portfolios or on another reasonable basis. Common expenses are allocated pro-rata among the class of shares of the Portfolio based on the relative net assets of each class. Distribution and service fees, which are directly attributable to a class of shares, are charged to that class' operations.

ORGANIZATION EXPENSES

The costs incurred by the Fund in connection with the organization and initial registration of shares are being amortized on a straight-line basis by the Core Bond Fund over a sixty-month period beginning with the commencement of its investment operations on December 30, 1997. On October 29, 1997, the Investment Adviser purchased 10,000 shares of common stock of the Fund for an aggregate purchase price of $100,000. The unamortized balance of organizational expenses at October 31, 2002 for the Core Bond Fund was $3,849.

3. SIGNIFICANT AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER

The Fund's Board of Directors has approved an investment advisory agreement with the Investment Adviser. For its services as investment adviser, the Core Bond Fund and the Intermediate Bond Fund each pay the Investment Adviser a monthly fee at an annual rate of 0.25% of the average daily net assets of each class. Additionally, the High Yield Fund and the Limited Duration Fund pay the Investment Adviser a monthly fee at an annual rate of 0.50% and 0.10% respectively, of the average daily net assets of each class.

For the year ended October 31, 2002, the Investment Adviser has voluntarily agreed to limit the total expenses of Class I Shares and Class P Shares of the Core Bond Fund and the Intermediate Bond Fund (excluding taxes, interest, brokerage, and extraordinary expenses) to an annual rate of 0.45% and 0.80% respectively, of average daily net assets attributable to such class. The Investment Adviser has also voluntarily agreed to limit the total expenses of Class I Shares and Class P Shares of the High Yield Fund (excluding taxes, interest, brokerage, and extraordinary expenses) to an annual rate of 0.55% and 0.90% respectively, of average daily net assets attributable to such class. The Investment Adviser has also voluntarily agreed to limit the total expenses of Class I Shares and Class P Shares of the Limited Duration Fund (excluding taxes, interest, brokerage, and extraordinary expenses) to an annual rate of 0.30% and 0.55% respectively, of average daily net assets attributable to such class. During the year ended October 31, 2002, the Investment Adviser voluntarily waived $201,593, $85,315, $136,215 and $236 of advisory fees, and reimbursed $2,198, $12,087, $0 and $27,244 for other expenses which are due from the Investment Adviser, for the Core Bond Fund, the Intermediate Bond Fund, the High Yield Fund and the Limited Duration Fund, respectively.

SEIX FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 2002
--------------------------------------------------------------------------------

3. SIGNIFICANT AGREEMENTS AND TRANSACTIONS WITH AFFILIATES (CONTINUED) ADMINISTRATOR

Pursuant to its Administration Agreement, Investors Bank & Trust Company (the "Administrator"), earns a fee for providing fund administration services to the Portfolios. Under this agreement, the Core Bond Fund, the Intermediate Bond Fund, the High Yield Fund, and the Limited Duration Fund incurred $64,743, $26,988, $21,521, and $100 respectively, in administration fees for the year ended October 31, 2002.

DIRECTORS

Directors' fees of $17,307, $7,318, $6,428 and $460 were paid by the Core Bond Fund, the Intermediate Bond Fund, the High Yield Fund and the Limited Duration Fund respectively, for the year ended October 31, 2002 to Directors who are not employees of the Investment Adviser. Directors who are not employees of the Investment Adviser received an annual retainer of $2,000, payable quarterly and $1,000 per meeting attended. Certain officers and Director of the Funds are officers of the above organizations.

DISTRIBUTION

Quasar Distributors, LLC (the "Distributor") is the Portfolios' distributor. The Distributor's annual compensation in the amount of $25,000 is paid directly by the Portfolios' Administrator.

The Portfolios have adopted a Distribution and Service Plan (the "Plan") with respect to its Class P shares pursuant to Rule 12b-1 under the Investment Company Act of 1940 that allows each Portfolio to pay distribution and other fees for the sale of its shares and for services provided to shareholders. Each Portfolio's Plan authorizes payment of up to 0.35% of average daily net assets of the Class P shares for distribution and shareholder services. As of October 31, 2002, the Board of Directors has only approved payment of up to 0.25% of average net assets.

4. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investments, other than short-term investments, for the year ended October 31, 2002 were as follows:

                                            PURCHASES                            SALES
                                ---------------------------------  ---------------------------------
          PORTFOLIO             U.S. GOVERNMENT  OTHER SECURITIES  U.S. GOVERNMENT  OTHER SECURITIES
----------------------------------------------------------------------------------------------------
Core Bond Fund                   $428,427,769      $ 99,701,016     $410,531,451      $74,815,807
Intermediate Bond Fund           $ 55,416,865      $ 33,166,238     $ 49,674,481      $24,754,945
High Yield Fund                  $    979,101      $111,851,861     $    979,900      $25,537,921
Limited Duration Fund            $  5,440,754      $  3,941,998     $    -            $   -

The components of net unrealized appreciation of investments for federal tax purposes at October 31, 2002 for the Portfolios are as follows:

                                                            NET APPRECIATION  COST FOR FEDERAL
          PORTFOLIO             APPRECIATION  DEPRECIATION   (DEPRECIATION)     TAX PURPOSES
----------------------------------------------------------------------------------------------
Core Bond Fund                   $1,450,819    $(860,098)       $590,721        $107,576,344
Intermediate Bond Fund           $1,028,869    $(238,602)       $790,267        $ 40,948,618
High Yield Fund                  $  783,221    $(809,042)       $(25,821)       $ 90,365,131
Limited Duration Fund            $    2,584    $  (4,902)       $ (2,318)       $ 12,197,144

SEIX FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 2002
--------------------------------------------------------------------------------

5. REPURCHASE AGREEMENTS

The Portfolios may enter into repurchase agreements under which a bank or securities firm that is a primary or reporting dealer in U.S. Government securities agrees, upon entering into a contract, to sell U.S. Government securities to the Portfolios and repurchase such securities from the Portfolios at a mutually agreed upon price and date.

The Portfolios will engage in repurchase transactions with parties selected on the basis of such party's creditworthiness. The collateral on repurchase agreements must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolios will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Portfolios maintain the right to sell the underlying securities at market value and may claim any resulting loss against the seller. However, in the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

6. CAPITAL SHARE TRANSACTIONS

At October 31, 2002, an unlimited number of shares of beneficial interest without par value were authorized.

Transactions in capital stock for the Core Bond Fund were as follows for the periods indicated:

                                       YEAR ENDED                YEAR ENDED
                                    OCTOBER 31, 2002          OCTOBER 31, 2001
                                ------------------------  ------------------------
                                  SHARES       AMOUNT       SHARES       AMOUNT
                                --------------------------------------------------
Class I:
Shares Sold                      6,151,422  $ 61,494,830     167,277  $  1,664,984
Shares Reinvested                  387,059     3,869,999     349,141     3,472,015
Shares Redeemed                 (3,498,831)  (34,928,639) (1,497,013)  (14,990,896)
                                --------------------------------------------------
  NET INCREASE (DECREASE)        3,039,650  $ 30,436,190    (980,595) $ (9,853,897)
                                ==================================================

                                           FOR THE PERIOD FROM
                                           JANUARY 25, 2002* TO
                                             OCTOBER 31, 2002
                                          ----------------------
                                           SHARES      AMOUNT
                                          ----------------------
Class P:
Shares Sold                                16,951     $169,723
Shares Reinvested                            -           -
Shares Redeemed                              (529)      (5,358)
                                          ----------------------
  NET INCREASE                             16,422     $164,365
                                          ======================

   *  Commencement of investment operations

SEIX FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 2002
--------------------------------------------------------------------------------

6. CAPITAL SHARE TRANSACTIONS (CONTINUED)
Transactions in capital stock for the Intermediate Bond Fund were as follows for the periods indicated:

                                      YEAR ENDED              YEAR ENDED
                                   OCTOBER 31, 2002        OCTOBER 31, 2001
                                ----------------------  ----------------------
                                 SHARES      AMOUNT      SHARES      AMOUNT
                                ----------------------------------------------
Class I:
Shares Sold                     1,370,192  $13,620,131  1,257,096  $12,998,875
Shares Reinvested                 239,525    2,419,376     87,092      895,953
Shares Redeemed                   (92,349)    (946,490)    (4,702)     (49,940)
                                ----------------------------------------------
  NET INCREASE                  1,517,368  $15,093,017  1,339,486  $13,844,888
                                ==============================================

Transactions in capital stock for the High Yield Fund were as follows for the periods indicated:

                                                          FOR THE PERIOD FROM
                                      YEAR ENDED         DECEMBER 29, 2000* TO
                                   OCTOBER 31, 2002        OCTOBER 31, 2001
                                ----------------------  -----------------------
                                 SHARES      AMOUNT      SHARES       AMOUNT
                                -----------------------------------------------
Class I:
Shares Sold                     7,510,247  $76,947,221   436,570    $4,499,513
Shares Reinvested                 137,519    1,404,424     9,550        99,011
Shares Redeemed                   (28,879)    (300,054)    -            -
                                -----------------------------------------------
  NET INCREASE                  7,618,887  $78,051,591   446,120    $4,598,524
                                ===============================================

                                           FOR THE PERIOD FROM
                                          DECEMBER 21, 2001* TO
                                             OCTOBER 31, 2002
                                          ----------------------
                                           SHARES      AMOUNT
                                          ----------------------
Class P:
Shares Sold                               1,009,579  $10,036,848
Shares Reinvested                            30,641      302,144
Shares Redeemed                             (30,337)    (304,108)
                                          ----------------------
NET INCREASE                              1,009,883  $10,034,884
                                          ======================

   *  Commencement of investment operations

SEIX FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 2002
--------------------------------------------------------------------------------

6. CAPITAL SHARE TRANSACTIONS (CONTINUED)
Transactions in capital stock for the Limited Duration Fund were as follows for the period indicated:

                                           FOR THE PERIOD FROM
                                           OCTOBER 25, 2002* TO
                                             OCTOBER 31, 2002
                                          ----------------------
                                           SHARES      AMOUNT
                                          ----------------------
Class I:
Shares Sold                               1,230,010  $12,300,099
Shares Reinvested                                25          250
Shares Redeemed                               -           -
                                          ----------------------
Net increase                              1,230,035  $12,300,349
                                          ======================

   *  Commencement of investment operations

SEIX FUNDS, INC.
INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

To the Shareholders and Board of Directors of Seix Funds, Inc.

We have audited the accompanying statements of assets and liabilities, including the portfolio of investments, of Seix Funds, Inc. (comprising the Seix Core Bond Fund, Seix Intermediate Bond Fund, Seix High Yield Fund, and Seix Limited Duration Fund) (the "Funds") as of October 31, 2002, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period ended October 31, 2002, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2002, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of each of the aformentioned Funds at October 31, 2002, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
December 6, 2002

SEIX FUNDS, INC.
OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

BOARD OF DIRECTORS AND OFFICERS

The Fund is managed by its Board of Directors. The Board of Directors is generally responsible for management of the business and affairs of the Fund. The Board of Directors formulates the general policies of the Fund, approves contracts and authorizes Fund officers to carry out the decisions of the Board The Board of Directors and principal officers of the Fund are listed below together with information on their positions with the Fund, address, age, and principal occupations during the past five years and other principal business affiliations.

INTERESTED DIRECTORS

                                                 TERM OF                PRINCIPAL
                                              OFFICE(2) AND           OCCUPATION(S)        NUMBER OF PORTFOLIOS       OTHER
   NAME, ADDRESS, AND     POSITION(S) HELD    LENGTH OF TIME        DURING PAST FIVE         IN FUND COMPLEX      DIRECTORSHIPS
          AGE                WITH FUND            SERVED                  YEARS            OVERSEEN BY TRUSTEE   HELD BY TRUSTEE
--------------------------------------------------------------------------------------------------------------------------------
Christina Seix(1)         Director and      Since September     Seix Investment Advisors       Four              Freddie Mac
300 Tice Blvd.            Chairman of the   1997                Inc., Chairman and Chief
Woodcliff Lake, NJ 07677  Board                                 Investment Officer
Age: 52                                                         (1992 - Present).

John G. Talty(1)          President,        Treasurer since     Seix Investment Advisors       Four              None
300 Tice Blvd.            Treasurer, and    September 2002;     Inc., Managing Director
Woodcliff Lake, NJ 07677  Director          President and       (1993 - Present) and
Age: 44                                     Director since      President (1996 -
                                            September 1997      Present).

NON-INTERESTED DIRECTORS

                                                 TERM OF                PRINCIPAL
                                              OFFICE(2) AND           OCCUPATION(S)        NUMBER OF PORTFOLIOS       OTHER
   NAME, ADDRESS, AND     POSITION(S) HELD    LENGTH OF TIME        DURING PAST FIVE         IN FUND COMPLEX      DIRECTORSHIPS
          AGE                WITH FUND            SERVED                  YEARS            OVERSEEN BY TRUSTEE   HELD BY TRUSTEE
--------------------------------------------------------------------------------------------------------------------------------
C. Alan MacDonald         Director          Since March 2000    CAM Consultants, (1992 -       Four              Lord Abbett &
415 Round Hill Road                                             Present)                                         Co.
Greenwich, CT 06831
Age: 69

John E. Manley, Sr.       Director          Since September     Retired; formerly Senior       Four              None
86505 Holmes                                1997                Vice President to Mutual
Chapel Hill, NC 27517                                           of America (April 1985 -
Age: 69                                                         April of 1996); formerly
                                                                Consultant to Mutual of
                                                                America (April 1996 -
                                                                March 1997).

Mr. John O'Brien          Director          Since September     Retired since 1992;            Four              The Gilbert
466 Fairfield Road                          1997                formerly Vice Chairman of                        MacKay
Wyckoff, New Jersey                                             MacKay-Shields Financial                         Foundation
07481                                                           Corporation (1987 - 1992)
Age: 71

SEIX FUNDS, INC.
OTHER INFORMATION (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

PRINCIPAL OFFICERS

                                                       TERM OF
                                                    OFFICE(2) AND
   NAME, ADDRESS, AND     POSITION(S) HELD WITH     LENGTH OF TIME
          AGE                      FUND                 SERVED        PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
--------------------------------------------------------------------------------------------------------------------
Peter J. Bourke           Vice President          Since September     Seix Investment Advisors Inc., Managing
300 Tice Blvd.                                    1997                Director (1993 - Present); Chief Operating
Woodcliff Lake, NJ 07677                                              Officer (1998 - Present).
Age: 51

James L. Smith            Treasurer               Since June 2002     Director, Mutual Fund Administration,
Investors Bank & Trust                                                Reporting and Compliance, Investors Bank &
Company                                                               Trust Company (December 2001 - present);
200 Clarendon Street                                                  Executive Director, USAA Investment Management
Boston, MA 02116                                                      Company (1999 - 2001); Compliance Officer,
Age: 43                                                               BISYS Fund Services (1996 - 1999)

Sophie Chiasson           Assistant Treasurer     Since September     Manager, Mutual Fund Administration, Reporting
Investors Bank & Trust                            2002                and Compliance, Investors Bank & Trust Company
Company                                                               (March 2001 - present); Manager, Internal
200 Clarendon Street                                                  Audit, PFPC (1999 - 2001); Compliance Analyst,
Boston, MA 02116                                                      PFPC (1997 - 1999).
Age: 31

Sandra I. Madden          Secretary               Secretary since     Senior Associate Counsel, Investors Bank &
Investors Bank & Trust                            June 2002;          Trust Company (1999 - present); Associate at
Company                                           Assistant           Scudder Kemper Investments, Inc. (1996 -
200 Clarendon Street                              Secretary since     1999).
Boston, MA 02116                                  March 2000
Age: 36

Ellen O'Leary             Assistant Secretary     Since September     Associate Counsel, Investors Bank & Trust
Investors Bank & Trust                            2002                Company, (1999 - present); Fund Accountant,
Company                                                               Investors Bank & Trust Company, (1996 -
200 Clarendon Street                                                  1999).
Boston, MA 02116
Age: 29

 (1) Ms. Seix and Mr. Talty are "interested persons" of the Fund, as such term is defined in the Investment Company Act of 1940, as amended (the "1940 Act"), by virtue of their employment with the Fund's Investment Adviser. Ms. Seix owns approximately 61% of the Investment Adviser and Mr. Talty owns approximately 12% of the Investment Adviser.
 (2) Each Director is elected to serve in accordance with the Articles of Incorporation and By-Laws of the Fund until his or her successor is duly elected and qualified.